UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2018

Date of reporting period:	November 1, 2017 — April 30, 2018

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam Investments

Putnam Global Income Trust

Semiannual report
4 | 30 | 18

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PGGIX

Putnam
Global Income
Trust

Semiannual report
4 | 30 | 18

Consider these risks before investing: International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed investments carry the risk that they may increase in value when interest rates decline and decline in value when interest rates rise. The fund invests in fewer issuers or concentrates its investments by region or sector, and involves more risk than a more broadly invested fund. The fund’s policy of concentrating on a limited group of industries and the fund’s non-diversified status, which means the fund may invest in fewer issuers, can increase the fund’s vulnerability to common economic forces and may result in greater losses and volatility. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to periods of high volatility and reduced liquidity in the fund’s portfolio holdings. You can lose money by investing in the fund.

Message from the Trustees

June 8, 2018

Dear Fellow Shareholder:

After an extended period of record advances and low volatility for global financial markets, the first half of 2018 has been considerably more challenging. Stocks began the year against a backdrop of optimism, but quickly lost ground in February with a sharp downturn that pushed the U.S. market into correction territory. Stocks subsequently recovered somewhat, but markets have remained choppy. Bond markets have also had a series of ups and downs, due in part to uncertainty surrounding trade policy and the trajectory of U.S. interest rates.

While volatility and declines can be unsettling, seasoned investors recognize that they are natural and ultimately can restore balance in the financial markets. In this changing environment, Putnam’s experienced investment professionals continue to monitor risks and seek opportunities. They take a research-intensive approach to investing that includes risk management strategies designed to serve investors in all types of markets.

As always, we believe investors should maintain a well-diversified portfolio, think about long-term goals, and speak regularly with their financial advisors. In the following pages, you will find an overview of your fund’s performance for the reporting period as well as an outlook for the coming months.

Thank you for investing with Putnam.

Investing in today’s bond markets requires a broad-based approach, the flexibility to exploit a range of sectors and opportunities, and a keen understanding of the complex global interrelationships that drive the markets. With support from more than 90 fixed-income professionals, the fund’s managers actively position the portfolio in securities from a broad range of sectors.

The fund’s management team has an average of more than 25 years of experience.

Putnam Global Income Trust invests in a number of sectors, from international sovereign debt and investment-grade corporate bonds to a wide range of mortgage-backed securities.

2 Global Income Trust

Investing for income from global sources

The fund provides exposure to a variety of currencies to seek to benefit from changes in exchange rates.

Illustration shows the fund’s five largest currency exposures as of 4/30/18.
Allocations in each currency may vary over time.

Allocations are shown as a percentage of the fund’s and/or benchmark’s net assets as of 4/30/18. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time. For more information on current fund holdings, see pages 20–73.

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Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See below and pages 11–13 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* The fund’s benchmark, the Bloomberg Barclays Global Aggregate Bond Index, was introduced on 12/31/89, which post-dates the inception of the fund’s class A shares.

† Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/18. See above and pages 11–13 for additional fund performance information. Index descriptions can be found on page 17.

4 Global Income Trust

Bill is Chief Investment Officer of Fixed Income. He has an M.B.A. from the Haas School of Business, University of California, Berkeley, and a B.A. from the University of California, San Diego. Bill joined Putnam in 1994 and has been in the investment industry since 1988.

In addition to Bill, your fund’s portfolio managers are Michael J. Atkin; Robert L. Davis, CFA; Michael V. Salm; and Paul D. Scanlon, CFA.

Bill, what was the fund’s investment environment like during the reporting period?

Overall, following a solid first half, the second half of the period was volatile, with investor risk aversion returning after being largely absent from the market for the past two years.

Improving economic growth and the continuation of a positive trend for corporate profits bolstered investor sentiment from the beginning of the period until late January 2018. However, the environment changed considerably at that point, due to interest-rate jitters, collapsing strategies predicated on market volatility remaining low, and uncertainty about inflation expectations and a corresponding response from the Federal Reserve. Credit-sensitive bonds and other risk-driven assets faced further pressure in February 2018 when the Trump administration announced that it would impose tariffs on imports of steel and aluminum, sparking widespread fear of a trade war.

In April 2018, the U.S. unemployment rate fell to 3.9%, its lowest level since December 2000. This development, coupled with oil prices that approached $70 per barrel late in the

Global Income Trust 5

Allocations are shown as a percentage of the fund’s net assets as of 4/30/18. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

period, added to investor unease about inflation. Reflecting this concern, the yield on the 10-year U.S. Treasury reached 3% in late April 2018, its highest level in more than four years.

U.S. gross domestic product growth slowed to a 2.3% annual rate in 2018’s first quarter, reflecting reduced consumer spending following several months of strong demand. At the same time, however, business investment in buildings, equipment, and software moderated slightly from the fourth quarter but remained robust overall.

Overseas, eurozone economic growth slowed in the first quarter of 2018 to an annualized rate of 1.7%, down from 2.7% in the fourth quarter of last year. Weak data on exports, industrial production, and retail sales placed a surprising drag on the currency bloc’s growth. What isn’t yet clear is whether the factors that lay behind the slowdown were temporary, or will prove more long-lasting.

The fund performed in line with its benchmark but outpaced the average return of its Lipper peer group. Which holdings and strategies aided relative performance?

Our interest-rate and yield-curve positioning in the United States and overseas was the biggest contributor versus the benchmark. We continued to de-emphasize interest-rate risk by keeping the fund’s duration — a key measure of interest-rate sensitivity — shorter than that of the benchmark. This strategy aided performance as yields rose across the curve in January and February. Tactical positioning in Europe also helped. Most notably, a short position in the United Kingdom early in 2018 proved beneficial as bond yields

6 Global Income Trust

there rose. A shift to long exposure in the United Kingdom later in the first quarter of 2018 provided a further boost to our strategy, as rates trended lower during that time. Holdings of Greek government bonds were an additional contributor.

Our mortgage-credit positions also bolstered relative results, led by an allocation to mezzanine commercial mortgage-backed securities [CMBS]. We mainly held CMBS that were issued between 2011 and 2014. The yield spreads for these bonds stayed in a relatively tight range while spreads widened in other market sectors during the second half of the period. [Bond prices fall as spreads widen.] Also, our long exposure to the BBB-rated tranche within the CMBX — an index that references a basket of CMBS issued in a particular year — proved additive.

By way of background, mezzanine CMBS are lower in the capital structure of a deal backed by a pool of commercial mortgage loans. They provide a yield advantage over higher-rated bonds along with meaningful principal protection.

Within non-agency residential mortgage-backed securities [RMBS], holdings of agency credit-risk transfer securities [CRTs] modestly contributed. CRTs benefited from strong overall demand, as investors continued to embrace the sector’s relatively high yields backed by robust collateral and rising residential real estate prices. Additionally, credit-rating agencies upgraded various CRT tranches, recognizing the improved outlook for their underlying collateral.

Elsewhere, positions in investment-grade and high-yield corporate bonds performed well during the first half of the period. However, increased volatility and spread widening in February and March dampened the relative contribution from investment-grade and high-yield corporate bonds within the portfolio.

Credit qualities are shown as a percentage of the fund’s net assets as of 4/30/18. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Global Income Trust 7

What impact did prepayment-related strategies have on relative results?

Strategies targeting prepayment risk modestly contributed versus the benchmark. Our holdings of reverse-mortgage interest-only [IO] securities continued to benefit from regulatory changes announced by the Department of Housing and Urban Development [HUD] in August 2017. Investors believed the new regulations would reduce the incentives for owners of reverse mortgages to refinance, which helped strengthen secondary market demand for these securities.

Additionally, higher longer-term Treasury yields helped our positions in agency interest-only collateralized mortgage obligations [IO CMOs]. Refinancing activity was subdued due to rising mortgage rates and a continuing trend of fairly restrictive bank underwriting standards. As a result, prepayment speeds on the mortgages underlying our IO CMO positions stayed below market expectations.

What about detractors?

Our currency strategies worked against relative performance this period. Our positioning was hampered by lower-than-benchmark exposure to the euro and the Japanese yen, as both of these currencies strengthened against the U.S. dollar. In January, underweight allocations to the British pound and Swedish krona placed a further drag on our strategy, because these currencies appreciated versus the dollar during that month.

How did you use derivatives during the period?

We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve, and to hedge the risk associated with the fund’s curve positioning. We also employed interest-rate swaps to gain exposure to interest rates in various countries. Additionally, we utilized options for hedging duration, to isolate the prepayment risks associated with our CMO holdings, and to help manage the downside risk of these positions.

This chart shows how the fund’s top currency holdings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Holdings and allocations may vary over time. A negative percentage reflects the effect of fund strategies that are designed to enhance performance if certain securities decline in value.

8 Global Income Trust

We used credit default swaps for hedging credit and market risk and for gaining liquid exposure to individual names and specific sectors. Lastly, we employed currency forward contracts to hedge the foreign exchange risk associated with non-U.S. bonds and to help us efficiently gain exposure to foreign currencies.

Looking ahead, what market sectors do you find to be most attractive?

We think sustained U.S. economic growth, solid employment data, and a strong housing market may continue to provide a supportive backdrop for mortgage credit. As a result, we currently have a positive outlook for securitized mortgage products, such as CMBS, agency IO CMOs, CRTs, and non-agency RMBS.

Overseas, we think economic growth trends and central bank policies have created a more favorable environment for pursuing various cross-market interest-rate and currency opportunities.

Thanks for your time and for bringing us up to date, Bill.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Global Income Trust 9

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning the fund’s performance or portfolio composition relative to those of the fund’s Lipper peer group may reference information produced by Lipper Inc. or through a third party.

Of special interest

The fund had maintained a stable dividend rate since May 2012. However, due to decreased levels of portfolio income, the fund’s monthly distribution rate per class A share was reduced twice during the period: from $0.032 to $0.029 in February 2018 and from $0.029 to $0.021 in April 2018. Similar reductions were made to other share classes.

10 Global Income Trust

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2018, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R5, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/18

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Class A (6/1/87)
Before sales charge	6.37%	53.49%	4.38%	8.35%	1.62%	6.66%	2.17%	4.03%	1.20%
After sales charge	6.23	47.35	3.95	4.01	0.79	2.39	0.79	–0.13	–2.85
Class B (2/1/94)
Before CDSC	6.14	44.47	3.75	4.36	0.86	4.28	1.41	3.25	0.74
After CDSC	6.14	44.47	3.75	2.51	0.50	1.37	0.46	–1.75	–4.25
Class C (7/26/99)
Before CDSC	6.11	42.59	3.61	4.38	0.86	4.31	1.42	3.35	0.83
After CDSC	6.11	42.59	3.61	4.38	0.86	4.31	1.42	2.35	–0.17
Class M (3/17/95)
Before sales charge	6.08	49.72	4.12	7.03	1.37	5.89	1.92	3.83	1.09
After sales charge	5.96	44.86	3.78	3.55	0.70	2.44	0.81	0.45	–2.20
Class R (12/1/03)
Net asset value	6.10	49.77	4.12	7.02	1.37	5.90	1.93	3.85	1.07
Class R5 (7/2/12)
Net asset value	6.49	57.84	4.67	10.07	1.94	7.65	2.49	4.41	1.38
Class R6 (7/2/12)
Net asset value	6.50	58.44	4.71	10.42	2.00	7.93	2.58	4.47	1.42
Class Y (10/4/05)
Net asset value	6.48	57.39	4.64	9.76	1.88	7.46	2.43	4.30	1.32

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 4.00% and 3.25% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R5, R6, and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares, except for class Y shares, for which 12b-1 fees are not applicable. Performance for class R5 and R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance reflects conversion to class A shares after eight years.

Class C share performance reflects conversion to class A shares after ten years.

Global Income Trust 11

Comparative index returns For periods ended 4/30/18

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Bloomberg Barclays
Global Aggregate	—†	29.28%	2.60%	4.52%	0.89%	6.84%	2.23%	4.09%	1.20%
Bond Index
Lipper Global Income
Funds category	6.37%	37.63	3.17	5.22	0.99	5.85	1.90	3.18	0.61
average*

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 4/30/18, there were 200, 194, 175, 159, 88, and 1 fund(s), respectively, in this Lipper category.

† The fund’s benchmark, the Bloomberg Barclays Global Aggregate Bond Index, was introduced on 12/31/89, which post-dates the inception of the fund’s class A shares.

Fund price and distribution information For the six-month period ended 4/30/18

Distributions	Class A		Class B	Class C	Class M		Class R	Class R5	Class R6	Class Y
Number	6		6	6	6		6	6	6	6
Income	$0.175		$0.129	$0.130	$0.160		$0.159	$0.197	$0.201	$0.189
Capital gains	—		—	—	—		—	—	—	—
Total	$0.175		$0.129	$0.130	$0.160		$0.159	$0.197	$0.201	$0.189
	Before	After	Net	Net	Before	After	Net	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value	value
10/31/17	$12.05	$12.55	$12.00	$12.00	$11.92	$12.32	$12.05	$12.05	$12.05	$12.05
4/30/18	12.02	12.52	11.96	11.97	11.89	12.29	12.02	12.02	12.02	12.02
Current rate	Before	After	Net	Net	Before	After	Net	Net	Net	Net
(end of	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
period)	charge	charge	value	value	charge	charge	value	value	value	value
Current
dividend rate[1]	2.10%	2.01%	1.30%	1.30%	1.82%	1.76%	1.80%	2.50%	2.60%	2.40%
Current
30-day
SEC yield
(with expense
limitation)[2,3]	N/A	1.88	1.21	1.20	N/A	1.65	1.70	2.32	2.37	2.21
Current
30-day
SEC yield
(without
expense
limitation)[3]	N/A	1.84	1.16	1.15	N/A	1.61	1.65	2.28	2.33	2.16

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 For a portion of the period, the fund had expense limitations, without which yields would have been lower.

3 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

12 Global Income Trust

Fund performance as of most recent calendar quarter Total return for periods ended 3/31/18

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Class A (6/1/87)
Before sales charge	6.42%	53.46%	4.38%	10.64%	2.04%	7.73%	2.51%	6.05%	1.96%
After sales charge	6.28	47.32	3.95	6.21	1.21	3.42	1.13	1.81	–2.11
Class B (2/1/94)
Before CDSC	6.19	44.53	3.75	6.57	1.28	5.34	1.75	5.28	1.59
After CDSC	6.19	44.53	3.75	4.68	0.92	2.40	0.80	0.28	–3.41
Class C (7/26/99)
Before CDSC	5.63	42.56	3.61	6.59	1.28	5.37	1.76	5.28	1.59
After CDSC	5.63	42.56	3.61	6.59	1.28	5.37	1.76	4.28	0.59
Class M (3/17/95)
Before sales charge	6.13	49.70	4.12	9.31	1.80	6.96	2.27	5.78	1.87
After sales charge	6.02	44.83	3.77	5.76	1.13	3.49	1.15	2.34	–1.44
Class R (12/1/03)
Net asset value	6.16	49.84	4.13	9.28	1.79	6.96	2.27	5.88	1.84
Class R5 (7/2/12)
Net asset value	6.54	57.91	4.67	12.38	2.36	8.73	2.83	6.43	2.15
Class R6 (7/2/12)
Net asset value	6.55	58.50	4.71	12.73	2.43	9.00	2.92	6.49	2.17
Class Y (10/4/05)
Net asset value	6.53	57.47	4.65	12.07	2.31	8.54	2.77	6.32	2.08

See the discussion following the fund performance table on page 11 for information about the calculation of fund performance.

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Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Total annual operating
expenses for the fiscal year
ended 10/31/17	1.22%	1.97%	1.97%	1.47%	1.47%	0.87%	0.80%	0.97%
Annualized expense ratio
for the six-month period
ended 4/30/18	1.22%	1.97%	1.97%	1.47%	1.47%	0.86%	0.79%	0.97%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 11/1/17 to 4/30/18. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$6.09	$9.81	$9.81	$7.33	$7.33	$4.29	$3.95	$4.84
Ending value (after expenses)	$1,012.00	$1,007.40	$1,008.30	$1,010.90	$1,010.70	$1,013.80	$1,014.20	$1,013.20

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/18. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

14 Global Income Trust

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 4/30/18, use the following calculation method. To find the value of your investment on 11/1/17, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$6.11	$9.84	$9.84	$7.35	$7.35	$4.31	$3.96	$4.86
Ending value (after expenses)	$1,018.74	$1,015.03	$1,015.03	$1,017.50	$1,017.50	$1,020.53	$1,020.88	$1,019.98

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/18. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

Global Income Trust 15

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 4.00% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R5 shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. Effective March 1, 2018, they are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering

16 Global Income Trust

different levels of risk and yield based on the underlying reference pool.

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade fixed-income securities.

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Global Income Trust 17

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2018, Putnam employees had approximately $510,000,000 and the Trustees had approximately $80,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

18 Global Income Trust

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Global Income Trust 19

The fund’s portfolio 4/30/18 (Unaudited)

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (36.7%)*		amount	Value
Argentina (Republic of) sr. unsec. unsub. notes 6.875%,
1/26/27 (Argentina)		$780,000	$776,888
Argentina (Republic of) 144A sr. unsec. notes 7.125%,
8/1/27 (Argentina)		285,000	275,778
Australia (Government of) sr. unsec. bonds Ser. 133, 5.50%,
4/21/23 (Australia)	AUD	690,000	593,433
Australia (Government of) sr. unsec. bonds Ser. 144, 3.75%,
4/21/37 (Australia)	AUD	200,000	164,992
Australia (Government of) sr. unsec. bonds Ser. 149, 2.25%,
5/21/28 (Australia)	AUD	670,000	481,792
Australia (Government of) sr. unsec. notes Ser. 146, 1.75%,
11/21/20 (Australia)	AUD	580,000	432,535
Austria (Republic of) sr. unsec. notes 0.50%, 4/20/27 (Austria)	EUR	1,060,000	1,262,811
Belgium (Kingdom of) sr. unsec. bonds Ser. 77, 1.00%,
6/22/26 (Belgium)	EUR	620,000	774,617
Belgium (Kingdom of) sr. unsec. unsub. notes Ser. 65, 4.25%,
9/28/22 (Belgium)	EUR	530,000	763,054
Belgium (Kingdom of) unsec. bonds Ser. 60, 4.25%,
3/28/41 (Belgium)	EUR	330,000	620,118
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%,
3/16/24 (Argentina)		$150,000	166,280
Canada (Government of) sr. unsec. bonds 3.50%, 12/1/45 (Canada)	CAD	471,000	447,390
Canada (Government of) unsec. notes 1.50%, 3/1/20 (Canada)	CAD	400,000	309,591
Colombia (Republic of) sr. unsec. notes 3.875%,
4/25/27 (Colombia)		$590,000	570,354
Denmark (Kingdom of) unsec. bonds 4.50%, 11/15/39 (Denmark)	DKK	740,000	199,685
Denmark (Kingdom of) unsec. bonds 1.75%, 11/15/25 (Denmark)	DKK	2,550,000	457,658
France (Government of) unsec. bonds 4.50%, 4/25/41 (France)	EUR	830,000	1,611,821
France (Government of) unsec. bonds 4.00%, 4/25/55 (France)	EUR	150,000	295,149
France (Government of) unsec. bonds 3.25%, 10/25/21 (France)	EUR	1,770,000	2,398,755
France (Government of) unsec. bonds 2.75%, 10/25/27 (France)	EUR	1,280,000	1,840,498
France (Government of) unsec. bonds 0.50%, 5/25/25 (France)	EUR	1,490,000	1,815,877
Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	474,000	609,917
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece) ††	EUR	36,000	39,992
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece) ††	EUR	36,000	40,520
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece) ††	EUR	95,000	107,171
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece) ††	EUR	597,541	691,940
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece) ††	EUR	656,903	774,729
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece) ††	EUR	44,000	52,505
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece) ††	EUR	338,000	407,332
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece) ††	EUR	62,312	75,096

20 Global Income Trust

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (36.7%)* cont.		amount	Value
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/24 (Greece) ††	EUR	118,000	$143,568
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece) ††	EUR	630,884	783,926
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%,
4/15/23 (Indonesia)		$1,235,000	1,201,038
Ireland (Republic of) unsec. bonds 5.00%, 10/18/20 (Ireland)	EUR	380,000	520,218
Ireland (Republic of) unsec. notes 5.40%, 3/13/25 (Ireland)	EUR	250,000	402,131
Italy (Republic of) sr. unsec. bonds 6.50%, 11/1/27 (Italy)	EUR	850,000	1,459,970
Italy (Republic of) sr. unsec. bonds 4.75%, 9/1/44 (Italy)	EUR	820,000	1,352,586
Italy (Republic of) sr. unsec. bonds 2.50%, 12/1/24 (Italy)	EUR	1,060,000	1,391,528
Italy (Republic of) sr. unsec. notes 0.05%, 10/15/19 (Italy)	EUR	1,600,000	1,942,520
Italy (Republic of) sr. unsec. unsub. bonds 4.75%, 8/1/23 (Italy)	EUR	1,950,000	2,844,394
Japan (Government of) 10 yr sr. unsec. unsub. notes Ser. 318,
1.00%, 9/20/21 (Japan)	JPY	1,377,000,000	13,073,321
Japan (Government of) 10 yr sr. unsec. unsub. notes Ser. 330,
0.80%, 9/20/23 (Japan)	JPY	650,000,000	6,230,594
Japan (Government of) 20 yr sr. unsec. bonds Ser. 95, 2.30%,
6/20/27 (Japan)	JPY	500,000,000	5,519,850
Japan (Government of) 20 yr sr. unsec. unsub. bonds Ser. 125,
2.20%, 3/20/31 (Japan)	JPY	308,000,000	3,534,022
Japan (Government of) 20 yr sr. unsec. unsub. bonds Ser. 156,
0.40%, 3/20/36 (Japan)	JPY	267,000,000	2,424,859
Japan (Government of) 30 yr sr. unsec. unsub. bonds Ser. 32,
2.30%, 3/20/40 (Japan)	JPY	407,000,000	5,023,391
Japan (Government of) 40 yr sr. unsec. unsub. bonds Ser. 4, 2.20%,
3/20/51 (Japan)	JPY	230,000,000	2,963,806
Malaysia (Federation of) sr. unsec. notes Ser. 417, 3.899%,
11/16/27 (Malaysia)	MYR	2,710,000	676,612
Netherlands (Government of) unsec. bonds 3.75%,
1/15/42 (Netherlands)	EUR	290,000	541,555
Netherlands (Government of) unsec. bonds 2.25%,
7/15/22 (Netherlands)	EUR	1,290,000	1,717,011
New Zealand (Government of) sr. unsec. bonds Ser. 423, 5.50%,
4/15/23 (New Zealand)	NZD	360,000	290,067
Norway (Government of) unsec. bonds Ser. 476, 3.00%,
3/14/24 (Norway)	NOK	1,760,000	236,501
Ontario (Province of) unsec. bonds 4.00%, 6/2/21 (Canada)	CAD	1,690,000	1,381,972
Poland (Government of) unsec. notes Ser. 0123, 2.50%,
1/25/23 (Poland)	PLN	1,980,000	567,342
Portugal (Republic of) sr. unsec. unsub. notes 2.875%,
7/21/26 (Portugal)	EUR	470,000	634,489
Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		$200,000	202,906
Russia (Federation of) 144A sr. unsec. notes 4.375%,
3/21/29 (Russia)		200,000	193,756
South Africa (Republic of) unsec. bonds Ser. 2023, 7.75%, 2/28/23
(South Africa)	ZAR	11,140,000	897,380
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/44 (Spain)	EUR	350,000	670,916
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/28 (Spain)	EUR	590,000	979,650
Spain (Kingdom of) sr. unsec. bonds 4.40%, 10/31/23 (Spain)	EUR	890,000	1,307,364
Spain (Kingdom of) sr. unsec. bonds 4.20%, 1/31/37 (Spain)	EUR	150,000	245,872
Spain (Kingdom of) sr. unsec. notes 1.50%, 4/30/27 (Spain)	EUR	150,000	186,676

Global Income Trust 21

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (36.7%)* cont.		amount	Value
Spain (Kingdom of) sr. unsec. unsub. bonds 4.65%, 7/30/25 (Spain)	EUR	440,000	$675,390
Spain (Kingdom of) sr. unsec. unsub. bonds 4.00%, 4/30/20 (Spain)	EUR	590,000	773,355
Spain (Kingdom of) sr. unsec. unsub. bonds 2.90%,
10/31/46 (Spain)	EUR	20,000	27,268
Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%,
11/3/25 (Sri Lanka)		$200,000	204,206
Sweden (Government of) unsec. bonds Ser. 1053, 3.50%,
3/30/39 (Sweden)	SEK	270,000	42,737
Sweden (Government of) unsec. bonds Ser. 1054, 3.50%,
6/1/22 (Sweden)	SEK	6,120,000	804,878
Switzerland (Government of) unsec. bonds 4.00%,
4/8/28 (Switzerland)	CHF	420,000	587,517
Switzerland (Government of) unsec. bonds 2.00%,
5/25/22 (Switzerland)	CHF	530,000	589,685
Switzerland (Government of) unsec. bonds 1.50%,
4/30/42 (Switzerland)	CHF	150,000	185,555
United Kingdom Treasury unsec. bonds 4.00%, 1/22/60
(United Kingdom)	GBP	1,320,000	3,102,288
United Kingdom Treasury unsec. bonds 2.75%, 9/7/24
(United Kingdom)	GBP	886,000	1,337,218
United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)		$420,000	424,468
United Mexican States sr. unsec. notes Ser. M 20, 10.00%,
12/5/24 (Mexico)	MXN	12,310,000	748,703
Total foreign government and agency bonds and notes (cost $90,852,698)			$90,103,337

	Principal
CORPORATE BONDS AND NOTES (29.8%)*	amount	Value
Basic materials (1.6%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes
5.875%, 6/15/21 (Germany)	$160,000	$170,471
Celanese US Holdings, LLC company guaranty sr. unsec. unsub.
notes 4.625%, 11/15/22 (Germany)	153,000	157,825
CF Industries, Inc. 144A company guaranty sr. notes
4.50%, 12/1/26	775,000	775,899
Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25	427,000	427,592
Georgia-Pacific, LLC sr. unsec. unsub. notes 7.75%, 11/15/29	96,000	128,651
Georgia-Pacific, LLC 144A company guaranty sr. unsec. notes
5.40%, 11/1/20	10,000	10,527
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec.
unsub. notes 6.00%, 11/15/41 (Canada)	187,000	204,593
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub.
notes 4.625%, 4/29/24	408,000	411,878
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub.
notes 4.00%, 4/16/25	150,000	145,995
International Paper Co. sr. unsec. notes 8.70%, 6/15/38	6,000	8,536
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	456,000	430,923
Westlake Chemical Corp. company guaranty sr. unsec. unsub.
bonds 4.375%, 11/15/47	69,000	64,459
Westlake Chemical Corp. company guaranty sr. unsec. unsub.
notes 3.60%, 8/15/26	535,000	507,612
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes
8.20%, 1/15/30	229,000	307,055

22 Global Income Trust

	Principal
CORPORATE BONDS AND NOTES (29.8%)* cont.	amount	Value
Basic materials cont.
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes
7.95%, 2/15/31	$58,000	$77,050
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R	156,000	203,085
		4,032,151
Capital goods (0.7%)
Johnson Controls International PLC sr. unsec. unsub. bonds
4.50%, 2/15/47	436,000	432,642
L3 Technologies, Inc. company guaranty sr. unsec. bonds
3.85%, 12/15/26	94,000	91,819
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	253,000	314,835
Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47	777,000	747,810
		1,587,106
Communication services (2.5%)
American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27 R	235,000	219,190
American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26 R	258,000	239,459
AT&T, Inc. 144A sr. unsec. notes 4.10%, 2/15/28	455,000	441,526
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company guaranty sr.
sub. bonds 6.484%, 10/23/45	484,000	518,790
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company guaranty sr.
sub. notes 4.908%, 7/23/25	118,000	119,896
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company guaranty sr.
sub. bonds 5.375%, 5/1/47	178,000	167,557
Comcast Cable Communications Holdings, Inc. company
guaranty sr. unsec. notes 9.455%, 11/15/22	56,000	70,085
Comcast Corp. company guaranty sr. unsec. unsub. bonds
3.999%, 11/1/49	138,000	126,894
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.50%, 11/15/35	60,000	75,247
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	490,000	460,672
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28 R	290,000	275,460
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27 R	476,000	446,188
Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23 R	192,000	202,548
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47 R	336,000	331,840
Crown Castle Towers, LLC 144A company guaranty sr. notes
4.883%, 8/15/20	152,000	156,844
Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%,
10/1/30 (Netherlands)	34,000	45,534
Rogers Communications, Inc. company guaranty sr. unsec. unsub.
notes 4.50%, 3/15/43 (Canada)	150,000	148,974
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint
Spectrum Co. III, LLC 144A company guaranty sr. notes
3.36%, 9/20/21	511,875	510,017
Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)	600,000	611,100
Telefonica Emisiones SAU company guaranty sr. unsec. bonds
4.895%, 3/6/48 (Spain)	630,000	624,852

Global Income Trust 23

	Principal
CORPORATE BONDS AND NOTES (29.8%)* cont.	amount	Value
Communication services cont.
Verizon Communications, Inc. sr. unsec. unsub. notes
4.522%, 9/15/48	$54,000	$50,082
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%,
4/15/27 (Canada)	390,000	382,200
		6,224,955
Consumer cyclicals (3.3%)
21st Century Fox America, Inc. company guaranty sr. unsec. notes
7.85%, 3/1/39	92,000	132,617
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec.
notes 3.55%, 7/26/27 (Canada)	405,000	382,143
Amazon.com, Inc. 144A sr. unsec. bonds 4.05%, 8/22/47	460,000	455,014
Amazon.com, Inc. 144A sr. unsec. notes 3.15%, 8/22/27	445,000	427,184
Autonation, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 2/1/20	155,000	160,446
CBS Corp. company guaranty sr. unsec. unsub. bonds
2.90%, 1/15/27	313,000	280,101
CBS Corp. company guaranty sr. unsec. unsub. notes
4.00%, 1/15/26	140,000	137,208
D.R. Horton, Inc. company guaranty sr. unsec. sub. notes
5.75%, 8/15/23	340,000	369,079
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	760,000	723,183
Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26	212,000	208,038
General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 4.00%, 10/6/26	242,000	231,543
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec.
sub. notes 4.25%, 9/1/24	125,000	120,119
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
company guaranty sr. unsec. notes 4.875%, 4/1/27	655,000	633,713
Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21 R	49,000	52,179
Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22 R	23,000	24,001
Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23	128,000	125,505
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25
(United Kingdom)	700,000	703,500
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%,
3/1/26 (United Kingdom)	164,000	156,620
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27	653,000	621,752
Moody’s Corp. sr. unsec. notes 3.25%, 1/15/28	224,000	210,999
O’Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes
3.55%, 3/15/26	176,000	169,357
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes
3.60%, 4/15/26	146,000	139,788
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	238,000	240,370
S&P Global, Inc. company guaranty sr. unsec. unsub. notes
4.40%, 2/15/26	156,000	161,751
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	630,000	600,075
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	268,000	258,328
Time Warner, Inc. company guaranty sr. unsec. unsub. bonds
3.80%, 2/15/27	76,000	73,543

24 Global Income Trust

	Principal
CORPORATE BONDS AND NOTES (29.8%)* cont.	amount	Value
Consumer cyclicals cont.
Time Warner, Inc. company guaranty sr. unsec. unsub. bonds
2.95%, 7/15/26	$128,000	$117,619
Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27	220,000	217,728
		8,133,503
Consumer staples (1.5%)
Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec.
unsub. bonds 4.90%, 2/1/46	526,000	545,701
Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec.
unsub. bonds 3.65%, 2/1/26	160,000	156,432
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	635,000	599,281
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	44,316	47,360
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	277,608	323,511
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds
4.50%, 2/15/45	12,000	11,587
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes
7.00%, 10/15/37	68,000	86,789
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes
5.625%, 3/15/42	378,000	420,560
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes
3.85%, 11/15/24	277,000	276,565
Kraft Heinz Co. (The) company guaranty sr. unsec. bonds
4.375%, 6/1/46	185,000	166,449
Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes
6.50%, 2/9/40	297,000	344,035
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 11/1/26	481,000	476,791
Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26	185,000	173,547
		3,628,608
Energy (4.8%)
BP Capital Markets PLC company guaranty sr. unsec. bonds
3.119%, 5/4/26 (United Kingdom)	79,000	75,393
Canadian Natural Resources, Ltd. sr. unsec. unsub. bonds 3.85%,
6/1/27 (Canada)	172,000	166,651
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.125%, 6/30/27	315,000	307,125
Concho Resources, Inc. company guaranty sr. unsec. notes
3.75%, 10/1/27	680,000	653,541
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%,
perpetual maturity	442,000	417,999
Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42	177,000	188,232
Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	168,000	173,991
EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27	480,000	457,157
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	36,000	43,208
Petrobras Global Finance BV company guaranty sr. unsec. notes
Ser. REGS, 5.299%, 1/27/25 (Brazil)	68,000	66,878
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.375%, 1/17/27 (Brazil)	619,000	663,878
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.25%, 3/17/44 (Brazil)	271,000	269,089
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 5.75%, 2/1/29 (Brazil)	235,000	223,250

Global Income Trust 25

	Principal
CORPORATE BONDS AND NOTES (29.8%)* cont.	amount	Value
Energy cont.
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 5.625%, 5/20/43 (Brazil)	$178,000	$148,630
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 8.75%, 5/23/26 (Brazil)	1,119,000	1,310,629
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.25%, 3/17/24 (Brazil)	432,000	453,600
Petrobras Global Finance BV 144A company guaranty sr. unsec.
notes 5.299%, 1/27/25 (Brazil)	239,000	235,057
Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5.375%, 4/12/27 (Venezuela)	23,000	6,015
Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 6.00%, 11/15/26 (Venezuela) (In default) †	155,000	38,890
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
6.875%, 8/4/26 (Mexico)	120,000	128,790
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
6.50%, 3/13/27 (Mexico)	818,000	846,502
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
5.50%, 1/21/21 (Mexico)	625,000	647,740
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.50%, 1/23/26 (Mexico)	1,281,000	1,207,278
Philips 66 Partners LP sr. unsec. bonds 3.75%, 3/1/28	394,000	375,587
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	20,000	19,434
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	640,000	660,417
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	144,000	133,405
Statoil ASA company guaranty sr. unsec. notes 5.10%,
8/17/40 (Norway)	132,000	151,631
Targa Resources Partners LP/Targa Resources Partners
Finance Corp. 144A company guaranty sr. unsec. unsub. bonds
5.00%, 1/15/28	290,000	268,250
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%,
3/15/77 (Canada)	476,000	463,672
Valero Energy Partners LP sr. unsec. unsub. notes
4.375%, 12/15/26	140,000	138,188
Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	662,000	663,308
Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22	124,000	122,763
		11,726,178
Financials (8.3%)
Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27	100,000	93,323
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	425,000	439,344
American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%,
perpetual maturity	172,000	172,430
American International Group, Inc. jr. unsec. sub. FRB
8.175%, 5/15/58	414,000	542,340
Aon PLC company guaranty sr. unsec. unsub. notes
4.25%, 12/12/42	436,000	404,419
Banco Santander SA sr. unsec. unsub. notes 4.379%,
4/12/28 (Spain)	400,000	395,629
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	200,000	206,712
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%,
perpetual maturity	460,000	487,600
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	205,000	193,092

26 Global Income Trust

	Principal
CORPORATE BONDS AND NOTES (29.8%)* cont.	amount	Value
Financials cont.
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	$324,000	$332,233
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	215,000	222,017
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	740,000	735,416
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	207,000	223,478
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	120,000	117,226
CBRE Services, Inc. company guaranty sr. unsec. notes
5.25%, 3/15/25	156,000	165,915
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes
4.875%, 3/1/26	184,000	190,957
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	262,000	267,568
Citigroup, Inc. sr. unsec. FRB 4.075%, 4/23/29	100,000	98,234
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	412,000	401,590
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	760,000	755,777
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	220,000	221,650
Cooperatieve Rabobank UA 144A jr. unsec. sub. FRN 11.00%,
perpetual maturity (Netherlands)	790,000	853,200
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	400,000	374,932
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual
maturity (Switzerland)	200,000	205,250
Credit Suisse Group AG 144A sr. unsec. bonds 4.282%,
1/9/28 (Switzerland)	850,000	837,147
Fairfax Financial Holdings, Ltd. 144A sr. unsec. notes 4.85%,
4/17/28 (Canada)	825,000	812,559
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	66,000	64,928
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	1,135,000	1,115,660
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
3.85%, 1/26/27	532,000	513,657
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	9,000	10,919
Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB
8.125%, 6/15/38	176,000	176,440
Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30 R	281,000	262,966
Hospitality Properties Trust sr. unsec. unsub. notes
4.50%, 3/15/25 R	118,000	116,927
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	631,000	678,315
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	1,840,000	1,681,853
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub.
bonds 7.80%, 3/15/37	303,000	366,630
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub.
FRN (BBA LIBOR USD 3 Month + 2.91%), 5.03%, 3/15/37	172,000	169,420
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes
8.875%, 6/1/39	508,000	789,046
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	230,000	286,350
Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23 R	155,000	158,166
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%,
3/1/26 (Japan)	240,000	238,830
OneAmerica Financial Partners, Inc. 144A sr. unsec. notes
7.00%, 10/15/33	30,000	36,976
Peachtree Corners Funding Trust 144A company guaranty sr.
unsec. unsub. bonds 3.976%, 2/15/25	100,000	98,830
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	72,000	75,600

Global Income Trust 27

		Principal
CORPORATE BONDS AND NOTES (29.8%)* cont.		amount	Value
Financials cont.
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		$139,000	$140,216
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40		68,000	87,837
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%,
1/27/26 (Canada)		127,000	129,300
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23
(United Kingdom)		270,000	277,315
Teachers Insurance & Annuity Association of America 144A unsec.
sub. notes 6.85%, 12/16/39		136,000	181,319
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%,
9/15/31 (Canada)		209,000	197,814
UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual
maturity (Switzerland)		300,000	315,648
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec.
notes 4.125%, 4/15/26 (Switzerland)		579,000	573,520
VEREIT Operating Partnership LP company guaranty sr. unsec.
notes 4.60%, 2/6/24 R		465,000	462,827
VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%,
5/29/18 (Russia)		699,000	699,400
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38		276,000	354,683
WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24 R		448,000	452,363
			20,463,793
Health care (1.6%)
AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25		9,000	8,709
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		253,000	252,774
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		127,000	114,338
Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47		492,000	480,212
Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27		422,000	399,734
CVS Health Corp. sr. unsec. unsub. bonds 5.05%, 3/25/48		269,000	273,276
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		806,000	797,026
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		88,000	88,440
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		310,000	292,950
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24		75,000	75,844
Omega Healthcare Investors, Inc. company guaranty sr. unsec.
notes 4.50%, 4/1/27 R		144,000	136,260
Omega Healthcare Investors, Inc. company guaranty sr. unsec.
unsub. notes 4.95%, 4/1/24 R		80,000	80,689
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds
4.00%, 11/28/44 (Switzerland)		340,000	343,626
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		140,000	136,892
Shire Acquisitions Investments Ireland DAC company guaranty sr.
unsec. unsub. notes 3.20%, 9/23/26 (Ireland)		352,000	320,951
Shire Acquisitions Investments Ireland DAC company guaranty sr.
unsec. unsub. notes 2.875%, 9/23/23 (Ireland)		188,000	177,367
			3,979,088
Supra-Nation (1.8%)
European Investment Bank sr. unsec. unsub. bonds 5.625%,
6/7/32 (Supra-Nation)	GBP	1,900,000	3,806,700
European Investment Bank sr. unsec. unsub. notes Ser. EMTN,
4.125%, 4/15/24 (Supra-Nation)	EUR	450,000	668,108
			4,474,808

28 Global Income Trust

	Principal
CORPORATE BONDS AND NOTES (29.8%)* cont.	amount	Value
Technology (1.5%)
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	$495,000	$442,622
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	133,000	132,853
Broadcom Corp./Broadcom Cayman Finance, Ltd. company
guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	627,000	598,653
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds
8.35%, 7/15/46	117,000	144,062
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes
5.45%, 6/15/23	594,000	624,767
salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	930,000	921,058
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	275,000	259,381
Western Digital Corp. company guaranty sr. unsec. notes
4.75%, 2/15/26	605,000	595,925
		3,719,321
Transportation (0.3%)
Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19	27,244	28,701
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec.
bonds 3.40%, 11/15/26	287,000	269,325
Southwest Airlines Co. Pass Through Trust pass-through
certificates Ser. 07-1, Class A, 6.15%, 8/1/22	125,516	132,754
United Airlines, Inc. Pass-Through Trust pass-through certificates
Ser. 07-1, Class A, 6.636%, 7/2/22	24,218	25,411
United Airlines, Inc. Pass-Through Trust pass-through certificates
Ser. 14-2, Class A, 3.75%, 9/3/26	141,453	139,427
		595,618
Utilities and power (1.9%)
AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27	270,000	274,050
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes
4.20%, 3/15/42	33,000	33,059
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub.
notes 8.375%, 6/15/32	84,000	106,186
Emera US Finance LP company guaranty sr. unsec. notes
3.55%, 6/15/26	210,000	199,501
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	164,000	162,429
Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24	653,000	666,876
Enterprise Products Operating, LLC company guaranty sr. unsec.
unsub. bonds 4.25%, 2/15/48	110,000	103,996
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes
5.45%, 7/15/44	830,000	932,175
Iberdrola International BV company guaranty sr. unsec. unsub.
bonds 6.75%, 7/15/36 (Spain)	155,000	195,389
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	175,000	169,414
Kinder Morgan Energy Partners LP company guaranty sr. unsec.
notes 5.40%, 9/1/44	250,000	246,593
Kinder Morgan Energy Partners LP company guaranty sr. unsec.
notes 3.50%, 3/1/21	32,000	31,928
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes
3.15%, 1/15/23	32,000	30,933
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec.
sub. FRB 4.80%, 12/1/77	320,000	306,000

Global Income Trust 29

	Principal
CORPORATE BONDS AND NOTES (29.8%)* cont.	amount	Value
Utilities and power cont.
Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A,
9.50%, 4/1/19	$530,000	$558,436
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD
3 Month + 2.11%), 3.951%, 5/15/67	664,000	658,243
		4,675,208
Total corporate bonds and notes (cost $73,564,123)		$73,240,337

	Principal
MORTGAGE-BACKED SECURITIES (23.0%)*	amount	Value
Agency collateralized mortgage obligations (7.9%)
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M1, (1 Month
US LIBOR + 1.70%), 3.597%, 10/25/27 (Bermuda)	$586,010	$588,573
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%),
18.16%, 4/15/37	11,987	16,263
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%),
16.841%, 11/15/35	40,770	52,410
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%),
16.015%, 12/15/36	23,272	29,185
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%),
14.169%, 3/15/35	59,156	71,957
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%),
12.097%, 6/15/34	32,685	36,091
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3,
(1 Month US LIBOR + 4.75%), 6.647%, 10/25/24	447,421	497,759
IFB Ser. 4076, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.70%),
4.803%, 7/15/40	1,583,562	204,658
Ser. 3707, Class PI, IO, 4.50%, 7/15/25	119,620	7,047
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2,
(1 Month US LIBOR + 2.60%), 4.497%, 12/25/27	266,285	271,861
Ser. 4355, Class DI, IO, 4.00%, 3/15/44	1,627,874	296,467
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	1,169,710	185,825
Ser. 4369, Class IA, IO, 3.50%, 7/15/44	1,651,082	326,791
Ser. 4141, Class PI, IO, 3.00%, 12/15/42	2,255,998	255,176
Ser. 4165, Class TI, IO, 3.00%, 12/15/42	5,423,093	541,631
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	1,868,146	177,759
Ser. 3300, PO, zero %, 2/15/37	2,977	2,499
Ser. 3326, Class WF, zero %, 10/15/35 W	1,810	1,286
Federal National Mortgage Association
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%),
17.611%, 3/25/36	31,494	45,015
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%),
17.244%, 6/25/37	34,114	44,481
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%),
14.559%, 8/25/35	24,186	28,399
IFB Ser. 12-116, Class SA, IO, ((-1 x 1 Month US LIBOR) + 7.20%),
5.303%, 10/25/42	1,822,219	359,273
Ser. 17-113, IO, 5.00%, 1/25/38	1,438,753	234,713
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2,
(1 Month US LIBOR + 2.90%), 4.797%, 7/25/24	89,954	95,747

30 Global Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (23.0%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
IFB Ser. 10-46, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.45%),
4.553%, 5/25/40	$346,135	$56,352
IFB Ser. 12-103, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.00%),
4.103%, 9/25/42	1,897,689	269,662
Ser. 12-124, Class JI, IO, 3.50%, 11/25/42	1,275,092	167,611
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1,
(1 Month US LIBOR + 1.35%), 3.247%, 1/25/29	178,879	179,603
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	1,252,816	148,579
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	2,789,168	219,968
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	2,732,626	227,464
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	3,236,399	191,433
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	2,375,791	248,916
Ser. 07-64, Class LO, PO, zero %, 7/25/37	3,332	2,957
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	1,432,643	342,043
Ser. 18-21, Class IN, IO, 5.00%, 2/20/48	1,124,392	254,585
Ser. 14-76, IO, 5.00%, 5/20/44	739,298	171,339
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44	1,504,223	324,620
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	247,269	54,251
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	506,062	111,131
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	160,169	36,507
IFB Ser. 10-171, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.45%),
4.553%, 12/16/40	1,107,079	176,480
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	1,880,969	399,496
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	1,455,856	305,730
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	2,592,744	505,538
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40	602,129	86,695
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	1,209,212	258,131
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	860,179	186,736
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38	189,072	8,644
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
4.253%, 3/20/43	2,281,635	241,967
Ser. 16-19, Class PI, IO, 4.00%, 2/20/46	1,678,465	323,893
Ser. 16-47, Class CI, IO, 4.00%, 9/20/45	3,370,028	565,390
Ser. 17-57, Class AI, IO, 4.00%, 6/20/45	1,457,390	275,534
Ser. 15-40, IO, 4.00%, 3/20/45	1,358,441	282,827
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44	1,823,604	330,535
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	520,058	91,430
Ser. 16-83, Class PI, IO, 3.50%, 6/20/45	2,941,666	429,777
Ser. 13-5, Class BI, IO, 3.50%, 1/20/43	1,624,894	322,948
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	836,576	139,934
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	1,447,408	294,192
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	1,369,748	184,567
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40	1,012,860	56,335
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	1,705,674	147,541
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38	1,112,315	131,031
Ser. 16-H13, Class EI, IO, 2.328%, 4/20/66	2,841,967	305,511
Ser. 17-H02, Class BI, IO, 2.325%, 1/20/67 W	3,694,842	474,787

Global Income Trust 31

		Principal
MORTGAGE-BACKED SECURITIES (23.0%)* cont.		amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 17-H04, Class BI, IO, 2.304%, 2/20/67 W		$3,432,159	$484,792
Ser. 16-H16, Class EI, IO, 2.239%, 6/20/66 W		3,756,765	440,669
Ser. 17-H11, Class NI, IO, 2.227%, 5/20/67 W		3,908,380	460,517
Ser. 16-H23, Class NI, IO, 2.108%, 10/20/66 W		4,613,594	589,156
Ser. 17-H19, Class MI, IO, 2.023%, 4/20/67 W		2,271,309	264,380
Ser. 16-H20, Class NI, IO, 2.016%, 9/20/66 W		2,201,474	255,921
Ser. 15-H09, Class AI, IO, 1.981%, 4/20/65 W		5,797,452	505,607
Ser. 15-H26, Class DI, IO, 1.724%, 10/20/65 W		2,609,461	271,692
Ser. 15-H03, Class DI, IO, 1.723%, 1/20/65 W		4,838,349	451,418
Ser. 15-H26, Class EI, IO, 1.717%, 10/20/65 W		3,010,097	276,929
Ser. 15-H25, Class AI, IO, 1.609%, 9/20/65 W		3,067,994	249,735
Ser. 16-H07, Class HI, IO, 1.594%, 2/20/66 W		3,758,662	351,668
Ser. 16-H01, Class AI, IO, 1.568%, 1/20/66 W		2,306,466	201,816
Ser. 14-H12, Class BI, IO, 1.548%, 5/20/64 W		3,940,639	299,650
Ser. 16-H25, Class GI, IO, 1.505%, 11/20/66 W		4,381,435	230,288
Ser. 14-H21, Class AI, IO, 1.472%, 10/20/64 W		2,973,056	266,038
			19,503,812
Commercial mortgage-backed securities (9.4%)
Banc of America Commercial Mortgage Trust 144A
FRB Ser. 04-4, Class XC, IO, 0.059%, 7/10/42 W		30,820	3
FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51 W		1,084,084	11
Bayview Commercial Asset Trust 144A
Ser. 06-CD1A, IO, zero %, 7/25/23	CAD	1,227,718	1
Ser. 07-CD1A, IO, zero %, 3/25/21	CAD	297,555	1
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.283%, 3/11/39 W		$575,359	276,172
FRB Ser. 06-PW11, Class C, 5.283%, 3/11/39 (In default) † W		403,000	40,300
FRB Ser. 06-PW14, Class X1, IO, 0.515%, 12/11/38 W		183,060	2,654
CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO,
zero %, 11/15/44 W		344,692	13
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class E, 6.279%, 4/15/44 W		284,590	199,523
FRB Ser. 11-C2, Class E, 5.946%, 12/15/47 W		1,053,000	1,020,284
Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class AS,
4.026%, 5/10/47		477,000	479,699
Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5,
Class XC, IO, 0.686%, 10/15/49 W		3,826,185	38
COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3,
Class AJ, 6.001%, 5/15/46 W		171,652	173,885
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.895%, 5/10/47 W		478,000	482,016
FRB Ser. 14-CR18, Class C, 4.892%, 7/15/47 W		393,000	391,674
FRB Ser. 14-UBS6, Class C, 4.613%, 12/10/47 W		243,000	235,611
Ser. 12-CR2, Class AM, 3.791%, 8/15/45		356,000	364,995
FRB Ser. 12-CR1, Class XA, IO, 2.051%, 5/15/45 W		2,685,793	163,846
FRB Ser. 14-UBS6, Class XA, IO, 1.157%, 12/10/47 W		10,165,345	442,741
FRB Ser. 15-LC21, Class XA, IO, 0.983%, 7/10/48 W		7,720,232	294,728

32 Global Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (23.0%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
COMM Mortgage Trust 144A Ser. 13-LC13, Class E,
3.719%, 8/10/46 W	$489,000	$329,510
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2,
Class AX, IO, 0.101%, 1/15/49 W	916,677	1
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB
Ser. 03-C3, Class AX, IO, 2.249%, 5/15/38 W	40,555	2
Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 06-C4,
Class AX, IO, 0.398%, 9/15/39 W	198,893	1
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C,
4.44%, 4/15/50 W	285,000	281,605
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.508%, 12/15/49 W	808,000	790,276
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D,
5.515%, 8/10/44 W	1,197,000	1,241,637
GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1,
Class XC, IO, 0.436%, 12/10/49 W	9,049,798	17,362
GS Mortgage Securities Trust FRB Ser. 13-GC10, Class XA, IO,
1.694%, 2/10/46 W	8,479,185	520,961
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.196%, 8/10/43 W	257,000	264,413
FRB Ser. 12-GC6, Class D, 5.84%, 1/10/45 W	771,000	720,484
FRB Ser. 13-GC10, Class E, 4.558%, 2/10/46 W	650,000	504,130
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C14, Class C, 4.722%, 8/15/46 W	211,000	208,417
FRB Ser. 14-C22, Class C, 4.711%, 9/15/47 W	310,000	299,399
FRB Ser. 15-C33, Class XA, IO, 1.175%, 12/15/48 W	3,876,852	244,552
FRB Ser. 14-C22, Class XA, IO, 1.061%, 9/15/47 W	10,781,994	462,197
FRB Ser. 13-C12, Class XA, IO, 0.752%, 7/15/45 W	25,034,168	533,103
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 12-C6, Class AS, 4.117%, 5/15/45	239,000	242,282
Ser. 13-C10, Class AS, 3.372%, 12/15/47	133,000	129,474
Ser. 13-LC11, Class AS, 3.216%, 4/15/46	267,000	260,803
FRB Ser. 13-LC11, Class XA, IO, 1.428%, 4/15/46 W	4,772,489	252,608
FRB Ser. 13-C16, Class XA, IO, 1.229%, 12/15/46 W	10,685,264	414,853
FRB Ser. 06-CB17, Class X, IO, 0.838%, 12/12/43 W	775,010	11,000
FRB Ser. 07-LDPX, Class X, IO, 0.331%, 1/15/49 W	2,482,141	12,888
FRB Ser. 06-LDP8, Class X, IO, 0.287%, 5/15/45 W	161,848	1
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.306%, 5/15/45 W	1,313,000	1,154,311
FRB Ser. 12-C8, Class D, 4.809%, 10/15/45 W	1,260,000	1,200,073
FRB Ser. 12-LC9, Class D, 4.518%, 12/15/47 W	251,000	249,439
FRB Ser. 07-CB20, Class X1, IO, zero %, 2/12/51 W	433,833	4
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO,
0.343%, 2/15/40 W	55,753	3
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.623%, 9/15/39 W	3,718,839	21,284
FRB Ser. 07-C2, Class XCL, IO, 0.343%, 2/15/40 W	357,329	17
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40 W	43,353	3
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C,
3.254%, 4/20/48 W	373,000	323,413

Global Income Trust 33

	Principal
MORTGAGE-BACKED SECURITIES (23.0%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X,
IO, 6.264%, 12/15/49 W	$34,199	$1,505
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C17, Class C, 4.614%, 8/15/47 W	709,000	691,776
Ser. 14-C18, Class C, 4.489%, 10/15/47 W	495,000	479,197
Ser. 12-C5, Class AS, 3.792%, 8/15/45	850,000	852,226
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB
Ser. 12-C6, Class D, 4.727%, 11/15/45 W	278,000	278,043
Morgan Stanley Capital I Trust Ser. 07-HQ11, Class C,
5.558%, 2/12/44 W	477,000	23,850
Morgan Stanley Capital I Trust 144A
FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39 W	62,524	62,017
FRB Ser. 11-C3, Class D, 5.327%, 7/15/49 W	82,000	82,667
FRB Ser. 05-HQ5, Class X1, IO, 0.014%, 1/14/42 W	1,237,754	15,608
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4,
Class XA, IO, 1.802%, 12/10/45 W	2,670,497	157,943
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.465%, 10/15/44 W	357,000	354,548
FRB Ser. 07-C34, IO, 0.167%, 5/15/46 W	358,952	179
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.426%, 7/15/46 W	363,000	338,826
FRB Ser. 16-LC25, Class XA, IO, 1.228%, 12/15/59 W	3,155,519	187,974
WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47 W	206,000	204,498
Ser. 13-C18, Class AS, 4.387%, 12/15/46 W	799,000	823,961
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46 W	507,000	511,566
Ser. 13-C11, Class AS, 3.311%, 3/15/45	153,000	151,374
FRB Ser. 13-C14, Class XA, IO, 0.919%, 6/15/46 W	16,216,371	510,329
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class C, 5.859%, 11/15/44 W	183,000	193,179
FRB Ser. 11-C5, Class E, 5.859%, 11/15/44 W	453,000	446,768
FRB Ser. 11-C2, Class D, 5.838%, 2/15/44 W	447,000	439,320
Ser. 11-C4, Class E, 5.401%, 6/15/44 W	531,000	495,731
FRB Ser. 12-C10, Class D, 4.595%, 12/15/45 W	298,000	260,145
FRB Ser. 12-C10, Class XA, IO, 1.726%, 12/15/45 W	3,974,141	231,025
		23,052,956
Residential mortgage-backed securities (non-agency) (5.7%)
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR +
0.30%), 2.197%, 9/25/45	310,427	296,457
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A,
3.795%, 5/25/35 W	531,268	543,295
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%),
2.338%, 8/25/46	309,145	268,051
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%),
2.318%, 6/25/46	659,391	585,208
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%),
2.087%, 8/25/46	589,837	497,197

34 Global Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (23.0%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
(1 Month US LIBOR + 5.90%), 7.797%, 10/25/28	$166,780	$195,631
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
(1 Month US LIBOR + 5.70%), 7.597%, 4/25/28	275,781	320,583
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2,
(1 Month US LIBOR + 5.55%), 7.447%, 4/25/28	1,449,578	1,633,377
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2,
(1 Month US LIBOR + 5.30%), 7.197%, 10/25/28	566,000	667,536
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2,
(1 Month US LIBOR + 5.00%), 6.897%, 7/25/25	138,784	154,554
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2,
(1 Month US LIBOR + 4.30%), 6.197%, 2/25/25	355,791	391,778
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
(1 Month US LIBOR + 4.00%), 5.897%, 5/25/25	268,221	294,165
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2,
(1 Month US LIBOR + 2.60%), 4.497%, 5/25/24	562,000	596,470
MASTR Adjustable Rate Mortgages Trust FRB Ser. 04-13, Class 3A7,
3.469%, 11/21/34 W	436,897	445,635
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2,
3.549%, 2/25/35 W	229,181	233,113
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1,
0.598%, 8/26/47	170,000	163,298
Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1,
(1 Month US LIBOR + 0.52%), 2.417%, 3/25/34	237,528	234,591
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10,
(1 Month US LIBOR + 0.90%), 2.797%, 11/25/34	1,120,805	1,118,584
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%),
2.747%, 5/25/47	473,424	431,383
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%),
2.077%, 1/25/37	278,381	263,911
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.333%, 9/25/35 W	310,196	312,579
FRB Ser. 05-AR12, Class 1A8, 3.263%, 10/25/35 W	872,936	876,226
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%),
2.857%, 7/25/45	634,399	631,164
FRB Ser. 05-AR1, Class A1B, (1 Month US LIBOR + 0.78%),
2.677%, 1/25/45	330,778	317,547
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%),
2.362%, 10/25/45	1,128,775	1,133,452
FRB Ser. 05-AR2, Class 2A1B, (1 Month US LIBOR + 0.37%),
2.267%, 1/25/45	523,709	521,248
FRB Ser. 05-AR19, Class A1B3, (1 Month US LIBOR + 0.35%),
2.247%, 12/25/45	238,313	232,833
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR5, Class 1A1, 4.182%, 4/25/36 W	274,213	275,585
FRB Ser. 06-AR2, Class 1A1, 3.732%, 3/25/36 W	269,334	270,680
		13,906,131
Total mortgage-backed securities (cost $57,004,397)		$56,462,899

Global Income Trust 35

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (22.0%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.1%)
Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 5/1/48	$3,000,000	$3,113,203
4.00%, TBA, 5/1/48	2,000,000	2,045,781
3.50%, TBA, 5/1/48	1,000,000	1,001,328
3.50%, with due dates from 11/20/47 to 1/20/48	1,987,751	1,991,618
3.00%, TBA, 5/1/48	2,000,000	1,949,688
		10,101,618
U.S. Government Agency Mortgage Obligations (17.9%)
Federal National Mortgage Association Pass-Through Certificates
4.00%, TBA, 5/1/48	5,000,000	5,092,969
3.50%, TBA, 5/1/48	17,000,000	16,880,470
3.00%, TBA, 5/1/48	19,000,000	18,333,516
2.50%, TBA, 5/1/48	4,000,000	3,728,125
		44,035,080
Total U.S. government and agency mortgage obligations (cost $54,577,607)		$54,136,698

PURCHASED SWAP OPTIONS OUTSTANDING (1.1%)*
Counterparty			Notional/
Fixed right % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
Bank of America N.A.
(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		$30,992,500	$312,714
(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		13,946,600	124,543
2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		13,946,600	29,846
1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		30,992,500	31
Citibank, N.A.
(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518		1,363,700	156,716
2.884/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.884		9,199,400	53,081
2.84/3 month USD-LIBOR-BBA/May-28	May-18/2.84		17,294,000	25,422
2.81/3 month USD-LIBOR-BBA/May-28	May-18/2.81		4,323,500	1,773
2.47/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.47		12,397,000	1,488
2.75/3 month USD-LIBOR-BBA/May-28	May-18/2.75		4,323,500	605
2.715/3 month USD-LIBOR-BBA/May-28	May-18/2.715		8,647,000	86
(1.091)/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.091	EUR	2,124,800	51
Credit Suisse International
(2.8675)/3 month USD-LIBOR-BBA/May-28	May-18/2.8675		$9,199,400	95,766
(3.0925)/3 month USD-LIBOR-BBA/May-28	May-18/3.0925		18,398,800	20,791
2.80/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.80		12,265,800	17,663
Goldman Sachs International
(2.7575)/3 month USD-LIBOR-BBA/Jan-38	Jan-28/2.7575		1,593,600	106,389
1.673/3 month GBP-LIBOR-BBA/Oct-48	Oct-18/1.673	GBP	1,530,000	69,910
2.7575/3 month USD-LIBOR-BBA/Jan-38	Jan-28/2.7575		$1,593,600	69,832
1.522/3 month GBP-LIBOR-BBA/Oct-28	Oct-18/1.522	GBP	3,931,000	51,791
(2.79375)/3 month USD-LIBOR-BBA/Jun-19	Jun-18/2.79375		$17,894,200	31,494
2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695		2,603,400	5,649
2.666/3 month USD-LIBOR-BBA/May-28	May-18/2.666		8,647,000	778
2.51125/3 month USD-LIBOR-BBA/May-20	May-18/2.51125		12,265,800	12
1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175		11,281,300	11

36 Global Income Trust

PURCHASED SWAP OPTIONS OUTSTANDING (1.1%)* cont.
Counterparty			Notional/
Fixed right % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
JPMorgan Chase Bank N.A.
(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		$30,992,500	$316,434
1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	1,551,000	129,592
(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		$13,946,600	125,659
1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	3,889,000	116,704
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		$1,593,600	106,373
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		1,593,600	104,030
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		1,593,600	71,473
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		1,593,600	69,752
(2.68)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.68		12,397,000	38,183
2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		13,946,600	29,427
2.875/3 month USD-LIBOR-BBA/May-28	May-18/2.875		17,172,200	17,344
0.882/3 month GBP-LIBOR-BBA/Nov-19	Nov-18/0.882	GBP	10,624,000	5,265
1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		$30,992,500	31
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		1,590,200	168,021
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		1,590,200	168,005
(2.8225)/3 month USD-LIBOR-BBA/Oct-20	Oct-18/2.8225		24,531,700	70,406
(2.8375)/3 month USD-LIBOR-BBA/Aug-20	Aug-18/2.8375		11,929,500	24,455
2.78/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.78		12,265,800	15,087
2.355/3 month USD-LIBOR-BBA/May-19	May-18/2.355		12,397,000	12
Wells Fargo Bank, N.A.
2.50/3 month USD-LIBOR-BBA/May-20	May-18/2.50		18,398,800	18
Total purchased swap options outstanding (cost $2,778,387)				$2,752,713

	Principal
ASSET-BACKED SECURITIES (0.7%)*	amount	Value
loanDepot Station Place Agency Securitization Trust 144A FRB
Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 2.697%, 11/25/50	$329,000	$329,000
Station Place Securitization Trust 144A FRB Ser. 18-1, Class A,
(1 Month US LIBOR + 0.90%), 2.475%, 4/24/19	1,271,000	1,271,000
Total asset-backed securities (cost $1,600,000)		$1,600,000

	Principal
MUNICIPAL BONDS AND NOTES (0.2%)*	amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$100,000	$140,948
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds),
6.718%, 1/1/49	95,000	135,626
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	115,000	130,758
Total municipal bonds and notes (cost $310,596)		$407,332

Global Income Trust 37

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.1%)*	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 4.00% TBA
commitments (Call)	May-18/$102.31	$5,000,000	$5,000,000	$915
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Jul-18/98.69	15,000,000	15,000,000	111,360
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	May-18/99.91	17,000,000	17,000,000	2,601
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/97.00	5,000,000	5,000,000	16,495
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/96.84	5,000,000	5,000,000	19,230
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/96.69	5,000,000	5,000,000	22,280
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jun-18/96.29	19,000,000	19,000,000	99,066
Total purchased options outstanding (cost $374,141)				$271,947

	Principal amount/
SHORT-TERM INVESTMENTS (8.9%)*		shares	Value
Putnam Short Term Investment Fund 1.88% L	Shares	13,437,079	$13,437,079
U.S. Treasury Bills 1.523%, 6/21/18 # ∆ §		$789,000	787,114
U.S. Treasury Bills 1.509%, 6/14/18 # ∆ §		3,446,000	3,439,061
U.S. Treasury Bills 1.499%, 6/7/18 Φ §		525,000	524,116
U.S. Treasury Bills 1.450%, 5/24/18 Φ §		220,000	219,775
U.S. Treasury Bills 1.445%, 5/3/18 # ∆ §		3,131,000	3,130,728
U.S. Treasury Bills 0.677%, 5/10/18 ∆ §		248,000	247,905
Total short-term investments (cost $21,786,839)			$21,785,778

TOTAL INVESTMENTS
Total investments (cost $302,848,788)	$300,761,041

Key to holding’s currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won

38 Global Income Trust

MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
USD /$	United States Dollar
ZAR	South African Rand

Key to holding’s abbreviations

BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2017 through April 30, 2018 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $245,827,323.

† This security is non-income-producing.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $264,953 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 6).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,016,829 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 6).

Global Income Trust 39

Φ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $245,663 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 6).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $5,126,660 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 6).

L Affiliated company (Note 7). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $16,257,481 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY ⌂

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	61.7%	Netherlands	1.3%
Japan	13.0	Greece	1.2
France	3.2	Switzerland	1.2
Italy	3.2	Brazil	1.1
Spain	2.1	Belgium	0.7
United Kingdom	1.9	Australia	0.5
Canada	1.8	Ireland	0.5
Supra-Nation	1.5	Other	3.8
Mexico	1.3	Total	100.0%

⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.

FORWARD CURRENCY CONTRACTS at 4/30/18 (aggregate face value $113,092,701) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	7/18/18	$1,793,867	$1,829,716	$(35,849)
	British Pound	Sell	6/20/18	2,369,482	2,362,178	(7,304)
	Canadian Dollar	Buy	7/18/18	1,959,923	1,950,567	9,356
	Czech Koruna	Buy	6/20/18	265,426	274,445	(9,019)
	Euro	Buy	6/20/18	5,424,921	5,574,758	(149,837)
	Japanese Yen	Buy	5/16/18	1,923,419	1,960,011	(36,592)
	Japanese Yen	Sell	5/16/18	1,923,419	1,948,450	25,031

40 Global Income Trust

FORWARD CURRENCY CONTRACTS at 4/30/18 (aggregate face value $113,092,701) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A. cont.
	Norwegian Krone	Buy	6/20/18	$902,606	$946,702	$(44,096)
	Russian Ruble	Buy	6/20/18	243,280	276,518	(33,238)
	Swedish Krona	Sell	6/20/18	1,191,686	1,268,447	76,761
Barclays Bank PLC
	Australian Dollar	Buy	7/18/18	819,741	844,552	(24,811)
	British Pound	Buy	6/20/18	1,232,556	1,277,992	(45,436)
	Canadian Dollar	Sell	7/18/18	1,245,053	1,245,523	470
	Euro	Buy	6/20/18	1,033,474	1,028,549	4,925
	Japanese Yen	Sell	5/16/18	333,098	338,213	5,115
	Swedish Krona	Sell	6/20/18	1,771,557	1,832,864	61,307
Citibank, N.A.
	Australian Dollar	Buy	7/18/18	1,260,677	1,295,151	(34,474)
	Brazilian Real	Buy	7/3/18	569,394	612,552	(43,158)
	Brazilian Real	Sell	7/3/18	569,394	612,011	42,617
	British Pound	Sell	6/20/18	580,537	577,005	(3,532)
	Danish Krone	Sell	6/20/18	202,520	207,845	5,325
	Euro	Sell	6/20/18	881,126	905,974	24,848
	Japanese Yen	Sell	5/16/18	683,482	687,647	4,165
	New Zealand Dollar	Sell	7/18/18	575,074	596,888	21,814
	Swedish Krona	Sell	6/20/18	1,951,995	2,076,145	124,150
	Thai Baht	Buy	5/16/18	446,658	451,715	(5,057)
Credit Suisse International
	Australian Dollar	Buy	7/18/18	2,499,440	2,550,323	(50,883)
	British Pound	Buy	6/20/18	614,760	635,267	(20,507)
	British Pound	Sell	6/20/18	614,898	614,442	(456)
	Canadian Dollar	Sell	7/18/18	612,188	625,234	13,046
	Euro	Sell	6/20/18	307,364	307,450	86
	Japanese Yen	Sell	5/16/18	192,768	190,595	(2,173)
	Swedish Krona	Sell	6/20/18	915,884	974,990	59,106
Goldman Sachs International
	Australian Dollar	Buy	7/18/18	1,748,079	1,813,152	(65,073)
	Brazilian Real	Sell	7/3/18	73,096	82,979	9,883
	British Pound	Sell	6/20/18	451,790	438,046	(13,744)
	Canadian Dollar	Sell	7/18/18	8,660	11,195	2,535
	Chinese Yuan (Offshore)	Buy	5/16/18	618,139	623,563	(5,424)
	Chinese Yuan (Offshore)	Sell	5/16/18	618,139	616,842	(1,297)
	Euro	Buy	6/20/18	3,416,998	3,415,554	1,444
	Japanese Yen	Sell	5/16/18	5,671,102	5,663,568	(7,534)
	New Zealand Dollar	Sell	7/18/18	688,907	716,098	27,191
	Norwegian Krone	Buy	6/20/18	1,569,778	1,630,121	(60,343)
	South African Rand	Sell	7/18/18	849,804	892,671	42,867
	Swedish Krona	Sell	6/20/18	1,464,245	1,539,412	75,167

Global Income Trust 41

FORWARD CURRENCY CONTRACTS at 4/30/18 (aggregate face value $113,092,701) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/18/18	$1,220,688	$1,245,329	$(24,641)
	British Pound	Sell	6/20/18	614,898	614,645	(253)
	Canadian Dollar	Buy	7/18/18	5,540	5,546	(6)
	Canadian Dollar	Sell	7/18/18	5,540	5,527	(13)
	Euro	Buy	6/20/18	1,311,993	1,351,402	(39,409)
	Japanese Yen	Buy	5/16/18	613,335	613,129	206
	Japanese Yen	Sell	5/16/18	613,335	624,840	11,505
	Mexican Peso	Sell	7/18/18	154,136	157,446	3,310
	Swedish Krona	Sell	6/20/18	589,820	627,815	37,995
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/18/18	2,729,358	2,790,240	(60,882)
	British Pound	Sell	6/20/18	781,870	807,137	25,267
	Canadian Dollar	Sell	7/18/18	633,958	634,939	981
	Euro	Buy	6/20/18	7,910,736	8,007,629	(96,893)
	Japanese Yen	Sell	5/16/18	3,889,521	3,887,166	(2,355)
	New Zealand Dollar	Sell	7/18/18	739,914	760,763	20,849
	Norwegian Krone	Buy	6/20/18	1,101,681	1,136,944	(35,263)
	Russian Ruble	Buy	6/20/18	550,998	616,114	(65,116)
	Russian Ruble	Sell	6/20/18	550,997	603,726	52,729
	Singapore Dollar	Buy	5/16/18	271,562	275,559	(3,997)
	South Korean Won	Buy	5/16/18	2,401,631	2,396,702	4,929
	Swedish Krona	Sell	6/20/18	2,130,621	2,226,438	95,817
	Swiss Franc	Sell	6/20/18	175,300	184,884	9,584
NatWest Markets PLC
	Euro	Buy	6/20/18	1,852,424	1,878,144	(25,720)
	Euro	Sell	6/20/18	1,852,424	1,889,653	37,229
	Japanese Yen	Buy	5/16/18	648,923	662,688	(13,765)
	Japanese Yen	Sell	5/16/18	648,923	664,080	15,157
	Swedish Krona	Sell	6/20/18	1,123,555	1,195,221	71,666
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/18/18	250,780	281,073	(30,293)
	British Pound	Buy	6/20/18	54,369	54,385	(16)
	Canadian Dollar	Sell	7/18/18	1,406,800	1,420,616	13,816
	Euro	Buy	6/20/18	1,576	2,828	(1,252)
	Hungarian Forint	Buy	6/20/18	252,183	258,349	(6,166)
	Israeli Shekel	Buy	7/18/18	151,989	155,794	(3,805)
	Japanese Yen	Sell	5/16/18	93,546	54,855	(38,691)
	Norwegian Krone	Buy	6/20/18	1,818,474	1,854,380	(35,906)
	Polish Zloty	Sell	6/20/18	45,817	46,595	778
	Swedish Krona	Sell	6/20/18	1,590,947	1,689,380	98,433

42 Global Income Trust

FORWARD CURRENCY CONTRACTS at 4/30/18 (aggregate face value $113,092,701) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
UBS AG
	Australian Dollar	Buy	7/18/18	$795,492	$815,468	$(19,976)
	Euro	Buy	6/20/18	7,266,679	7,378,260	(111,581)
	Japanese Yen	Sell	5/16/18	292,572	268,087	(24,485)
	New Zealand Dollar	Sell	7/18/18	1,779,184	1,829,153	49,969
	Norwegian Krone	Buy	6/20/18	597,409	620,899	(23,490)
	Swedish Krona	Buy	6/20/18	95,147	113,204	(18,057)
WestPac Banking Corp.
	Australian Dollar	Buy	7/18/18	1,198,095	1,221,326	(23,231)
	British Pound	Buy	6/20/18	603,997	611,147	(7,150)
	Euro	Buy	6/20/18	983,176	995,388	(12,212)
	Japanese Yen	Buy	5/16/18	611,658	611,458	200
	Japanese Yen	Sell	5/16/18	611,658	622,430	10,772
Unrealized appreciation						1,198,401
Unrealized depreciation						(1,424,461)
Total						$(226,060)

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
Canadian Government Bond
10 yr (Long)	3	$307,138	$307,138	Jun-18	$1,346
Euro-Bobl 5 yr (Long)	7	1,107,369	1,107,369	Jun-18	7,502
Euro-Bund 10 yr (Long)	5	958,472	958,472	Jun-18	13,812
Euro-Bund 10 yr (Short)	28	5,367,444	5,367,442	Jun-18	(77,177)
Euro-Buxl 30 yr (Long)	5	987,455	987,454	Jun-18	25,345
Euro-OAT 10 yr (Short)	3	557,223	557,223	Jun-18	(8,631)
Euro-Schatz 2 yr (Short)	18	2,432,674	2,432,673	Jun-18	606
Japanese Government Bond
10 yr (Short)	10	13,779,729	13,779,729	Jun-18	14,595
U.S. Treasury Bond 30 yr (Long)	17	2,445,344	2,445,344	Jun-18	3,154
U.S. Treasury Bond Ultra 30 yr (Long)	15	2,356,875	2,356,875	Jun-18	21,790
U.S. Treasury Note 2 yr (Long)	25	5,301,172	5,301,172	Jun-18	(11,628)
U.S. Treasury Note 5 yr (Long)	106	12,031,828	12,031,828	Jun-18	(73,914)
U.S. Treasury Note 10 yr (Long)	51	6,100,875	6,100,875	Jun-18	(32,961)
U.S. Treasury Note 10 yr (Short)	114	13,637,250	13,637,250	Jun-18	72,804
U.S. Treasury Note Ultra 10 yr (Long)	32	4,092,500	4,092,500	Jun-18	(13,564)
Unrealized appreciation					160,954
Unrealized depreciation					(217,875)
Total					$(56,921)

Global Income Trust 43

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/18 (premiums $2,756,418) (Unaudited)
Counterparty			Notional/
Fixed Obligation % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
Bank of America N.A.
(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		$13,946,600	$697
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		30,992,500	5,269
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		13,946,600	95,395
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		30,992,500	317,983
Barclays Bank PLC
2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813		11,073,000	52,597
Citibank, N.A.
1.291/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.291	EUR	3,378,000	41
(2.6325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.6325		$12,397,000	2,603
(2.87)/3 month USD-LIBOR-BBA/May-28	May-18/2.87		4,323,500	4,626
3.015/3 month USD-LIBOR-BBA/May-28	May-18/3.015		8,647,000	12,625
(2.739)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.739		9,199,400	23,182
(2.93)/3 month USD-LIBOR-BBA/May-28	May-18/2.93		8,647,000	31,907
3.029/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.029		9,199,400	70,007
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663		11,073,000	73,303
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208		6,198,500	235,171
Credit Suisse International
(2.915)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.915		2,759,800	19,981
2.9675/3 month USD-LIBOR-BBA/May-28	May-18/2.9675		27,598,100	127,779
Goldman Sachs International
(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025		24,794,000	4,711
2.75125/3 month USD-LIBOR-BBA/May-20	May-18/2.75125		12,265,800	6,992
3.01375/3 month USD-LIBOR-BBA/Jun-19	Jun-18/3.01375		17,894,200	7,516
3.066/3 month USD-LIBOR-BBA/May-28	May-18/3.066		8,647,000	14,700
2.90375/3 month USD-LIBOR-BBA/Jun-19	Jun-18/2.90375		17,894,200	17,357
(2.036)/6 month EUR-EURIBOR-Reuters/Jan-38	Jan-28/2.036	EUR	1,062,400	83,815
2.036/6 month EUR-EURIBOR-Reuters/Jan-38	Jan-28/2.036	EUR	1,062,400	86,009
(1.6975)/3 month GBP-LIBOR-BBA/Oct-38	Oct-18/1.6975	GBP	4,250,000	136,035
(2.01)/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	2,124,800	164,090
2.01/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	2,124,800	174,507
JPMorgan Chase Bank N.A.
(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		$13,946,600	697
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		30,992,500	4,959
(2.945)/3 month USD-LIBOR-BBA/May-28	May-18/2.945		8,586,100	23,869
(1.106)/3 month GBP-LIBOR-BBA/Nov-27	Nov-22/1.106	GBP	2,337,300	43,408
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		$13,946,600	96,929
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77		24,794,000	127,937
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	4,250,000	243,117
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		$30,992,500	321,395
Morgan Stanley & Co. International PLC
(2.71375)/3 month USD-LIBOR-BBA/May-19	May-18/2.71375		12,397,000	12
(2.8525)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.8525		2,759,800	13,633
2.646/3 month USD-LIBOR-BBA/May-20	May-18/2.646		11,929,500	28,631

44 Global Income Trust

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/18 (premiums $2,756,418) (Unaudited) cont.
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Morgan Stanley & Co. International PLC cont.
2.655/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.655	$24,531,700	$77,765
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00	1,590,200	143,643
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00	1,590,200	143,818
Wells Fargo Bank, N.A.
2.74/3 month USD-LIBOR-BBA/May-20	May-18/2.74	18,398,800	10,303
Total			$3,049,014

WRITTEN OPTIONS OUTSTANDING at 4/30/18 (premiums $374,141) (Unaudited)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Jul-18/$99.54	$15,000,000	$15,000,000	$46,260
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Jul-18/99.11	15,000,000	15,000,000	74,475
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/98.08	5,000,000	5,000,000	4,880
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/97.92	5,000,000	5,000,000	5,920
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/97.77	5,000,000	5,000,000	7,140
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/97.54	5,000,000	5,000,000	9,275
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/97.38	5,000,000	5,000,000	11,040
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/97.23	5,000,000	5,000,000	13,060
Federal National Mortgage
Association 30 yr 4.00% TBA
commitments (Put)	May-18/102.31	5,000,000	5,000,000	22,790
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-18/99.91	17,000,000	17,000,000	103,530
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	Jun-18/96.29	19,000,000	19,000,000	79,401
Total				$377,771

Global Income Trust 45

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
(2.203)/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.203	$3,099,300	$(61,986)	$58,143
(2.647)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647	3,099,300	(121,183)	11,994
(2.5925)/3 month USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	1,859,600	(65,551)	(1,804)
(2.785)/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	1,859,600	(199,535)	(8,089)
2.647/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647	3,099,300	(121,183)	(39,764)
2.203/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.203	3,099,300	(61,986)	(54,486)
2.5925/3 month USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	1,859,600	(65,551)	(55,323)
2.785/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	1,859,600	(199,535)	(61,869)
(2.7175)/3 month USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	1,859,600	168,015	132,496
(2.413)/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.413	3,099,300	119,168	97,845
2.7175/3 month USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	1,859,600	168,015	26,034
2.413/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.413	3,099,300	119,168	(65,860)
Barclays Bank PLC
(2.205)/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.205	3,099,300	(61,986)	57,895
(2.43)/3 month USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	1,859,600	(25,941)	5,467
2.43/3 month USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	1,859,600	(25,941)	(23,319)
2.205/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.205	3,099,300	(61,986)	(54,455)
Citibank, N.A.
(2.654)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654	3,099,300	(121,183)	11,467
(2.34)/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.34	377,000	(6,993)	6,330
(2.689)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689	377,000	(48,539)	5,274
2.9225/3 month USD-LIBOR-BBA/
May-28 (Purchased)	May-18/2.9225	11,638,200	(31,714)	1,629
2.34/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.34	377,000	(6,993)	(5,059)
2.689/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689	377,000	(48,539)	(13,037)

46 Global Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Citibank, N.A. cont.
2.654/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654	$3,099,300	$(121,183)	$(39,392)
(2.42)/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.42	3,099,300	119,323	97,659
(2.615)/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.615	377,000	30,160	17,749
(2.995)/3 month USD-LIBOR-BBA/
May-28 (Written)	May-18/2.995	5,819,100	30,114	(3,782)
2.615/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.615	377,000	30,160	(11,627)
2.42/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.42	3,099,300	118,703	(64,775)
Goldman Sachs International
(2.47)/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.47	628,600	(22,315)	15,244
(2.7725)/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.7725	628,600	(16,029)	10,190
(2.725)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725	628,600	(50,382)	4,010
2.902/3 month USD-LIBOR-BBA/
May-28 (Purchased)	May-18/2.902	11,638,200	(33,169)	3,608
(3.005)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005	628,600	(43,562)	2,797
(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	371,900	(46,952)	(550)
(3.082)/3 month USD-LIBOR-BBA/
May-28 (Purchased)	May-18/3.082	11,638,200	(33,751)	(7,681)
2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	371,900	(46,952)	(9,695)
3.005/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005	628,600	(57,203)	(9,869)
2.725/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725	628,600	(50,382)	(9,988)
2.47/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.47	628,600	(22,315)	(15,130)
2.7725/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.7725	628,600	(30,173)	(17,796)
(2.875)/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.875	628,600	51,608	27,866
(2.584)/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.584	628,600	37,622	23,717
2.992/3 month USD-LIBOR-BBA/
May-28 (Written)	May-18/2.992	5,819,100	33,314	4,713
(2.992)/3 month USD-LIBOR-BBA/
May-28 (Written)	May-18/2.992	5,819,100	33,314	(5,237)

Global Income Trust 47

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Goldman Sachs International cont.
2.875/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.875	$628,600	$26,527	$(13,094)
2.584/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.584	628,600	37,622	(20,373)
JPMorgan Chase Bank N.A.
(2.2525)/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.2525	628,600	(38,973)	8,436
(2.553)/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.553	377,000	(5,014)	5,467
(2.902)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902	377,000	(40,452)	5,022
(2.50)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50	628,600	(65,374)	(1,553)
2.2525/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.2525	628,600	(7,543)	(3,112)
2.50/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50	628,600	(36,333)	(3,181)
2.553/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.553	377,000	(9,237)	(6,394)
2.902/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902	377,000	(58,284)	(15,917)
(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	1,859,600	(259,647)	(36,597)
2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	1,859,600	(259,647)	(92,125)
(2.79)/3 month USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	1,859,600	176,569	126,546
2.79/3 month USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	1,859,600	176,569	46,044
(2.826)/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.826	377,000	41,508	23,189
(2.36)/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.36	628,600	10,372	1,993
2.36/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.36	628,600	68,517	(6,971)
2.826/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.826	377,000	21,150	(9,919)
Morgan Stanley & Co. International PLC
3.005/3 month USD-LIBOR-BBA/
May-28 (Purchased)	May-18/3.005	17,457,300	(102,998)	21,996
(2.155)/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.155	377,000	(9,425)	6,601
(2.505)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505	377,000	(57,756)	4,215
2.155/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.155	377,000	(4,939)	(3,593)

48 Global Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Morgan Stanley & Co. International PLC cont.
2.505/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505	$377,000	$(40,565)	$(10,311)
(3.005)/3 month USD-LIBOR-BBA/
May-28 (Purchased)	May-18/3.005	17,457,300	(102,998)	(28,455)
3.02/3 month USD-LIBOR-BBA/
Jul-28 (Written)	Jul-18/3.02	17,457,300	180,683	28,979
(2.43)/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.43	377,000	20,961	12,377
2.43/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.43	377,000	41,319	(11,306)
(3.02)/3 month USD-LIBOR-BBA/
Jul-28 (Written)	Jul-18/3.02	17,457,300	180,683	(25,313)
Unrealized appreciation				912,992
Unrealized depreciation				(866,801)
Total				$46,191

TBA SALE COMMITMENTS OUTSTANDING at 4/30/18 (proceeds receivable $43,704,376) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
Federal National Mortgage Association, 4.50%, 5/1/48	$3,000,000	5/14/18	$3,124,922
Federal National Mortgage Association, 4.00%, 5/1/48	5,000,000	5/14/18	5,092,969
Federal National Mortgage Association, 3.50%, 5/1/48	17,000,000	5/14/18	16,880,470
Federal National Mortgage Association, 3.00%, 5/1/48	19,000,000	5/14/18	18,333,516
Total			$43,431,877

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)
			Upfront
			premium	Termina-			Unrealized
Swap counterparty/			received	tion	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
Goldman Sachs International
KRW	6,086,000,000	$99,719	$—	12/9/21	3 month KRW-	1.67% — Quarterly	$(99,554)
					CD-KSDA-
					BLOOMBERG —
					Quarterly
JPMorgan Chase Bank N.A.
MYR	1,865,000	656	—	12/12/22	3.925% — Quarterly	3 month MYR-	(810)
						KLIBOR-BNM —
						Quarterly
THB	42,200,000	10,470	—	11/16/21	6 month THB-	2.07% —	14,028
					SIBOR-THFX6M —	Semiannually
					Semiannually
Upfront premium received			—		Unrealized appreciation		14,028
Upfront premium (paid)			—		Unrealized depreciation		(100,364)
Total			$—		Total		$(86,336)

Global Income Trust 49

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$2,191,000	$25,849 E	$(16)	10/27/27	3 month USD-	2.74875% —	$(25,865)
				LIBOR-BBA —	Semiannually
				Quarterly
10,411,500	58,940	(98)	3/21/23	3 month USD-	2.7725% —	(53,318)
				LIBOR-BBA —	Semiannually
				Quarterly
1,873,000	5,692 E	(21)	2/27/28	3 month USD-	3.11% —	5,671
				LIBOR-BBA —	Semiannually
				Quarterly
2,107,000	5,152 E	(16,557)	6/20/28	3 month USD-	2.95% —	(21,709)
				LIBOR-BBA —	Semiannually
				Quarterly
7,490,900	41,619	48,370	4/9/28	2.903% —	3 month USD-	87,370
				Semiannually	LIBOR-BBA —
					Quarterly
2,188,000	1,136 E	(25)	3/7/28	3 month USD-	3.05125% —	1,111
				LIBOR-BBA —	Semiannually
				Quarterly
38,067,000	214,127 E	6,674	6/20/23	2.80% —	3 month USD-	220,802
				Semiannually	LIBOR-BBA —
					Quarterly
4,131,000	27,702	20,600	4/11/28	2.89% —	3 month USD-	47,034
				Semiannually	LIBOR-BBA —
					Quarterly
2,099,600	10,964	(30)	4/17/28	2.9075% —	3 month USD-	10,481
				Semiannually	LIBOR-BBA —
					Quarterly
4,792,000	21,094	26,044	4/19/28	2.917% —	3 month USD-	46,241
				Semiannually	LIBOR-BBA —
					Quarterly
345,900	1,341	(5)	4/19/28	2.923% —	3 month USD-	1,271
				Semiannually	LIBOR-BBA —
					Quarterly
18,398,800	198,155	(44,401)	4/10/28	3 month USD-	2.8435% —	(237,124)
				LIBOR-BBA —	Semiannually
				Quarterly
9,199,400	39,576	44,035	4/10/28	2.9175% —	3 month USD-	80,498
				Semiannually	LIBOR-BBA —
					Quarterly
24,339,200	166,042 E	213,151	6/20/28	2.90% —	3 month USD-	379,193
				Semiannually	LIBOR-BBA —
					Quarterly
403,500	3,650	(6)	4/19/28	3 month USD-	2.864% —	(3,587)
				LIBOR-BBA —	Semiannually
				Quarterly
4,131,000	59,024	26,590	5/1/28	3 month USD-	2.805% —	(32,434)
				LIBOR-BBA —	Semiannually
				Quarterly

50 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$8,262,000	$49,085	$(25,997)	5/1/28	2.90% —	3 month USD-	$23,087
				Semiannually	LIBOR-BBA —
					Quarterly
62,338,400	229,156 E	(28,232)	6/20/20	2.605% —	3 month USD-	200,924
				Semiannually	LIBOR-BBA —
					Quarterly
3,936,100	115,737 E	(10,796)	6/20/48	2.85% —	3 month USD-	104,941
				Semiannually	LIBOR-BBA —
					Quarterly
70,403,300	560,129 E	(161,701)	6/20/23	2.75% —	3 month USD-	398,427
				Semiannually	LIBOR-BBA —
					Quarterly
6,132,900	98,666	16,478	4/9/28	3 month USD-	2.7825% —	(80,495)
				LIBOR-BBA —	Semiannually
				Quarterly
3,587,700	57,672	(51)	5/2/28	2.785% —	3 month USD-	57,621
				Semiannually	LIBOR-BBA —
					Quarterly
9,199,400	25,574	17,357	5/2/28	3 month USD-	2.935% —	(8,217)
				LIBOR-BBA —	Semiannually
				Quarterly
2,080,500	30,721	(28)	4/4/28	2.797% —	3 month USD-	29,936
				Semiannually	LIBOR-BBA —
					Quarterly
1,689,000	24,825	(22)	4/5/28	2.798% —	3 month USD-	24,220
				Semiannually	LIBOR-BBA —
					Quarterly
1,002,000	14,509	(13)	4/5/28	2.8005% —	3 month USD-	14,149
				Semiannually	LIBOR-BBA —
					Quarterly
5,274,300	15,622 E	(20)	7/6/20	3 month USD-	2.655% —	(15,642)
				LIBOR-BBA —	Semiannually
				Quarterly
1,732,000	27,516	(23)	4/6/28	3 month USD-	2.7845% —	(26,986)
				LIBOR-BBA —	Semiannually
				Quarterly
2,022,000	18,938	(27)	4/9/28	3 month USD-	2.85941% —	(18,311)
				LIBOR-BBA —	Semiannually
				Quarterly
2,651,700	24,687 E	(38)	5/22/28	2.866% —	3 month USD-	24,650
				Semiannually	LIBOR-BBA —
					Quarterly
3,228,200	29,661 E	(46)	5/10/28	2.865% —	3 month USD-	29,615
				Semiannually	LIBOR-BBA —
					Quarterly
1,836,000	17,526	(24)	4/10/28	3 month USD-	2.8575% —	(16,994)
				LIBOR-BBA —	Semiannually
				Quarterly

Global Income Trust 51

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$1,856,800	$18,457	$(25)	4/10/28	3 month USD-	2.853% —	$(17,923)
				LIBOR-BBA —	Semiannually
				Quarterly
2,172,600	21,689	(29)	4/10/28	3 month USD-	2.8525% —	(21,065)
				LIBOR-BBA —	Semiannually
				Quarterly
1,449,000	14,529	(19)	4/10/28	3 month USD-	2.852% —	(14,113)
				LIBOR-BBA —	Semiannually
				Quarterly
12,913,000	35,834	(48)	4/10/20	2.59634% —	3 month USD-	33,834
				Semiannually	LIBOR-BBA —
					Quarterly
6,456,500	17,846	(24)	4/10/20	2.59696% —	3 month USD-	16,844
				Semiannually	LIBOR-BBA —
					Quarterly
6,456,500	17,807	(24)	4/10/20	2.59727% —	3 month USD-	16,804
				Semiannually	LIBOR-BBA —
					Quarterly
3,293,400	25,040	(27)	4/10/23	2.7375% —	3 month USD-	24,245
				Semiannually	LIBOR-BBA —
					Quarterly
3,293,400	24,648	(27)	4/10/23	2.74007% —	3 month USD-	23,848
				Semiannually	LIBOR-BBA —
					Quarterly
3,293,400	24,015	(27)	4/10/23	2.74421% —	3 month USD-	23,207
				Semiannually	LIBOR-BBA —
					Quarterly
7,089,700	19,171 E	(27)	5/10/20	2.62% —	3 month USD-	19,144
				Semiannually	LIBOR-BBA —
					Quarterly
1,884,000	24,445	(25)	4/11/28	3 month USD-	2.8183% —	(23,966)
				LIBOR-BBA —	Semiannually
				Quarterly
1,983,000	26,388	(26)	4/11/28	3 month USD-	2.8145% —	(25,888)
				LIBOR-BBA —	Semiannually
				Quarterly
2,979,000	40,851	(40)	4/12/28	3 month USD-	2.81% —	(40,150)
				LIBOR-BBA —	Semiannually
				Quarterly
4,792,000	20,740	(30)	4/12/21	2.6915% —	3 month USD-	19,818
				Semiannually	LIBOR-BBA —
					Quarterly
1,282,000	17,980	(17)	4/13/28	3 month USD-	2.8065% —	(17,699)
				LIBOR-BBA —	Semiannually
				Quarterly
1,472,000	20,966	(20)	4/13/28	3 month USD-	2.804% —	(20,645)
				LIBOR-BBA —	Semiannually
				Quarterly

52 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$1,579,000	$22,463	$(21)	4/13/28	3 month USD-	2.8042% —	$(22,119)
				LIBOR-BBA —	Semiannually
				Quarterly
4,047,700	10,318 E	(15)	5/15/20	2.63125% —	3 month USD-	10,302
				Semiannually	LIBOR-BBA —
					Quarterly
1,896,000	28,675	(25)	4/13/28	3 month USD-	2.79393% —	(28,271)
				LIBOR-BBA —	Semiannually
				Quarterly
4,090,000	15,108	(26)	4/16/21	2.71529% —	3 month USD-	14,456
				Semiannually	LIBOR-BBA —
					Quarterly
538,000	1,259	(3)	4/17/21	2.764% —	3 month USD-	1,170
				Semiannually	LIBOR-BBA —
					Quarterly
881,300	7,501	(12)	4/18/28	3 month USD-	2.87% —	(7,349)
				LIBOR-BBA —	Semiannually
				Quarterly
4,131,000	18,156	19,796	4/18/28	2.917% —	3 month USD-	37,114
				Semiannually	LIBOR-BBA —
					Quarterly
259,400	2,295 E	(4)	5/16/28	2.87% —	3 month USD-	2,292
				Semiannually	LIBOR-BBA —
					Quarterly
5,877,500	23,575	(48)	4/18/23	2.81623% —	3 month USD-	22,548
				Semiannually	LIBOR-BBA —
					Quarterly
12,464,500	14,210	(47)	4/18/20	3 month USD-	2.6865% —	(12,765)
				LIBOR-BBA —	Semiannually
				Quarterly
671,500	12,090	(23)	4/18/48	3 month USD-	2.902% —	(11,980)
				LIBOR-BBA —	Semiannually
				Quarterly
309,000	2,822	(4)	4/19/28	2.863% —	3 month USD-	2,765
				Semiannually	LIBOR-BBA —
					Quarterly
4,599,700	40,257 E	(65)	7/19/28	2.884% —	3 month USD-	40,191
				Semiannually	LIBOR-BBA —
					Quarterly
858,600	7,861 E	(12)	5/21/28	2.8675% —	3 month USD-	7,849
				Semiannually	LIBOR-BBA —
					Quarterly
1,942,000	17,361	(26)	4/19/28	3 month USD-	2.8652% —	(17,057)
				LIBOR-BBA —	Semiannually
				Quarterly
618,000	5,609	(8)	4/19/28	3 month USD-	2.86365% —	(5,512)
				LIBOR-BBA —	Semiannually
				Quarterly

Global Income Trust 53

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$3,336,000	$30,925	$(44)	4/20/28	3 month USD-	2.8615% —	$(30,456)
				LIBOR-BBA —	Semiannually
				Quarterly
3,918,800	14,907	(52)	4/23/28	2.92406% —	3 month USD-	14,365
				Semiannually	LIBOR-BBA —
					Quarterly
749,400	2,801 E	(11)	5/29/28	2.93% —	3 month USD-	2,790
				Semiannually	LIBOR-BBA —
					Quarterly
895,400	2,010 E	(13)	5/15/28	2.945% —	3 month USD-	1,997
				Semiannually	LIBOR-BBA —
					Quarterly
1,937,000	4,734	(26)	4/23/28	3 month USD-	2.93957% —	(4,511)
				LIBOR-BBA —	Semiannually
				Quarterly
1,937,000	4,899	(26)	4/23/28	3 month USD-	2.9386% —	(4,676)
				LIBOR-BBA —	Semiannually
				Quarterly
4,301,500	8,732	(57)	4/24/28	2.94422% —	3 month USD-	8,186
				Semiannually	LIBOR-BBA —
					Quarterly
4,301,500	7,889	(57)	4/24/28	2.94645% —	3 month USD-	7,341
				Semiannually	LIBOR-BBA —
					Quarterly
17,948,000	11,271	(477)	4/24/20	3 month USD-	2.715% —	(10,507)
				LIBOR-BBA —	Semiannually
				Quarterly
5,204,000	11,574	(377)	4/24/28	2.942% —	3 month USD-	10,607
				Semiannually	LIBOR-BBA —
					Quarterly
17,108,000	17	(41)	4/25/19	3 month USD-	2.547% —	510
				LIBOR-BBA —	Semiannually
				Quarterly
93,200	373	(1)	4/25/28	3.013% —	3 month USD-	(384)
				Semiannually	LIBOR-BBA —
					Quarterly
93,200	269	(1)	4/25/28	3.00026% —	3 month USD-	(280)
				Semiannually	LIBOR-BBA —
					Quarterly
47,000	134	(1)	4/25/28	3.00% —	3 month USD-	(140)
				Semiannually	LIBOR-BBA —
					Quarterly
5,105,000	6,085	(41)	4/25/23	2.9285% —	3 month USD-	(6,611)
				Semiannually	LIBOR-BBA —
					Quarterly
42,770,000	642	(104)	4/26/19	3 month USD-	2.55% —	1,657
				LIBOR-BBA —	Semiannually
				Quarterly

54 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
	$450,000	$2,369	$(6)	4/26/28	3.0275% —	3 month USD-	$(2,416)
					Semiannually	LIBOR-BBA —
						Quarterly
	4,498,000	8,929	(36)	4/27/23	2.9459% —	3 month USD-	(9,255)
					Semiannually	LIBOR-BBA —
						Quarterly
	1,095,000	8,543	(15)	4/27/28	3.0565% —	3 month USD-	(8,642)
					Semiannually	LIBOR-BBA —
						Quarterly
	4,591,000	5,596	(37)	4/30/23	3 month USD-	2.9275% —	5,632
					LIBOR-BBA —	Semiannually
					Quarterly
	2,732,800	13,194	(36)	4/30/28	3.0215% —	3 month USD-	(13,281)
					Semiannually	LIBOR-BBA —
						Quarterly
	2,732,800	13,530	(36)	4/30/28	3.0229% —	3 month USD-	(13,617)
					Semiannually	LIBOR-BBA —
						Quarterly
	5,465,500	27,590	2,050	4/30/28	3 month USD-	3.024% —	29,740
					LIBOR-BBA —	Semiannually
					Quarterly
	8,554,000	1,069	(21)	5/1/19	3 month USD-	2.5371% —	(1,090)
					LIBOR-BBA —	Semiannually
					Quarterly
	640,100	1,284 E	(9)	5/22/28	2.995% —	3 month USD-	(1,293)
					Semiannually	LIBOR-BBA —
						Quarterly
	6,322,400	1,125	(52)	5/1/23	3 month USD-	2.907% —	1,074
					LIBOR-BBA —	Semiannually
					Quarterly
	937,000	4,263	(32)	5/2/48	3 month USD-	3.009% —	4,231
					LIBOR-BBA —	Semiannually
					Quarterly
	937,000	4,657	(32)	5/2/48	3 month USD-	3.011% —	4,625
					LIBOR-BBA —	Semiannually
					Quarterly
AUD	2,375,000	10,859	(7)	11/3/22	2.427% —	6 month AUD-	5,911
					Semiannually	BBR-BBSW —
						Semiannually
AUD	2,375,000	9,051	(7)	11/15/22	2.4525% —	6 month AUD-	4,259
					Semiannually	BBR-BBSW —
						Semiannually
AUD	2,782,000	9,381 E	(24)	3/7/28	3.395% —	6 month AUD-	(9,405)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	17,308,000	86,886 E	(97,218)	6/20/23	2.50% —	6 month AUD-	(10,333)
					Semiannually	BBR-BBSW —
						Semiannually

Global Income Trust 55

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
AUD	24,000	$169 E	$(271)	6/20/28	2.85% —	6 month AUD-	$(102)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	1,240,000	6,180 E	8,816	6/20/23	6 month AUD-	2.501% —	2,636
					BBR-BBSW —	Semiannually
					Semiannually
AUD	170,000	1,185 E	2,223	6/20/28	6 month AUD-	2.851% —	1,037
					BBR-BBSW —	Semiannually
					Semiannually
BRL	6,060,615	87,951	(17)	1/2/23	Brazil Cetip	0.00% — At	87,124
					DI Interbank	maturity
					Deposit Rate —
					At maturity
BRL	3,077,385	48,919	(12)	1/2/23	0.00% — At	Brazil Cetip	(48,589)
					maturity	DI Interbank
						Deposit Rate —
						At maturity
BRL	5,115,185	46,222	(16)	1/4/21	Brazil Cetip	0.00% — At	46,207
					DI Interbank	maturity
					Deposit Rate —
					At maturity
BRL	13,661,395	33,912	(1)	1/2/19	0.00% — At	Brazil Cetip	(32,584)
					maturity	DI Interbank
						Deposit Rate —
						At maturity
BRL	4,193,044	56,685	(14)	1/4/21	Brazil Cetip	0.00% — At	56,671
					DI Interbank	maturity
					Deposit Rate —
					At maturity
BRL	11,931,404	29,474	(15)	1/2/19	0.00% — At	Brazil Cetip	(28,453)
					maturity	DI Interbank
						Deposit Rate —
						At maturity
CAD	2,329,000	37,066	(7)	11/2/22	3 month CAD-	2.02% —	(32,821)
					BA-CDOR —	Semiannually
					Semiannually
CAD	2,329,000	34,748	(7)	11/14/22	3 month CAD-	2.0525% —	(30,313)
					BA-CDOR —	Semiannually
					Semiannually
CAD	12,029,000	41,063 E	24,195	6/20/23	3 month CAD-	2.45% —	(16,868)
					BA-CDOR —	Semiannually
					Semiannually
CAD	1,487,000	3,605 E	(3,681)	6/20/28	2.65% —	3 month CAD-	(76)
					Semiannually	BA-CDOR —
						Semiannually
CAD	1,040,000	3,512 E	3,035	6/20/23	3 month CAD-	2.451% —	(478)
					BA-CDOR —	Semiannually
					Semiannually

56 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
CAD	1,150,000	$2,709 E	$3,521	6/20/28	3 month CAD-	2.651% —	$813
					BA-CDOR —	Semiannually
					Semiannually
CAD	980,000	13,211 E	(9,319)	6/20/48	3 month CAD-	2.851% —	3,892
					BA-CDOR —	Semiannually
					Semiannually
CHF	5,723,000	2,333 E	(2,484)	6/20/23	6 month CHF-	0.05% —	(151)
					LIBOR-BBA —	Annually
					Semiannually
CHF	6,125,000	79,013 E	89,749	6/20/28	6 month CHF-	0.40% —	10,736
					LIBOR-BBA —	Annually
					Semiannually
EUR	2,376,000	3,033 E	(9)	2/18/20	—	0.124% plus	(3,042)
						1 Day Euribor
						rate — Annually
EUR	2,376,000	3,615 E	(9)	2/18/20	—	0.104% plus	(3,625)
						1 Day Euribor
						rate — Annually
EUR	5,724,000	3,615	(50)	5/4/22	0.21% —	6 month EUR-	(19,917)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	1,649,000	6,414 E	(14)	10/27/27	1.61375% —	6 month EUR-	(6,428)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	2,854,000	5,184	(28)	1/24/23	6 month	0.378% —	11,363
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	733,000	586	(12)	1/24/28	0.976% —	6 month EUR-	(3,648)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	3,543,000	3,406	(16)	1/24/20	—	0.14% plus 6	(5,034)
						month EUR-
						EURIBOR-
						REUTERS —
						Semiannually
EUR	3,564,000	4,437	(17)	1/30/20	—	0.1249%	(6,154)
						plus 6 month
						EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	2,867,000	15,379	(29)	1/30/23	6 month	0.4419% —	21,778
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually

Global Income Trust 57

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
EUR	735,000	$2,397	$(12)	1/30/28	0.9987% —	6 month EUR-	$(5,332)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	8,286,700	64,685	(96)	3/21/23	0.503% —	6 month EUR-	(73,632)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	1,498,000	18,350 E	(21)	2/27/28	1.815% —	6 month EUR-	(18,371)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	17,031,000	124,243 E	(66,489)	6/20/23	6 month	0.55% —	57,754
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	18,226,000	269,971 E	(67,424)	6/20/28	6 month	1.15% —	202,548
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	9,690,000	2,188 E	12,399	6/20/20	0.101% plus 6	—	14,587
					month EUR-
					EURIBOR-
					REUTERS —
					Annually
EUR	4,610,000	33,909 E	(5,502)	6/20/23	6 month	0.551% —	28,407
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	6,070,000	90,630 E	(14,701)	6/20/28	6 month	1.151% —	75,929
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	110,000	3,635 E	(1,730)	6/20/48	6 month	1.651% —	1,904
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
GBP	1,078,000	13,968 E	(20)	1/19/32	1.912% —	6 month GBP-	(13,988)
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	4,903,000	15,491	(15)	9/15/19	6 month GBP-	0.766% —	(15,026)
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	981,000	4,850 E	(12)	9/22/32	1.863% —	6 month GBP-	(4,862)
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	4,903,000	14,593	6,088	12/20/19	6 month GBP-	0.85% —	(1,658)
					LIBOR-BBA —	Semiannually
					Semiannually

58 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
GBP	2,963,000	$25,797 E	$(15,947)	6/20/28	6 month GBP-	1.65% —	$9,849
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	9,518,000	46,190 E	(18,889)	6/20/23	6 month GBP-	1.45% —	27,301
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	3,420,000	16,828 E	(424)	6/20/23	6 month GBP-	1.451% —	16,403
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	1,180,000	10,426 E	(332)	6/20/28	1.651% —	6 month GBP-	(10,758)
					Semiannually	LIBOR-BBA —
						Semiannually
HKD	134,947,000	9,972	(33)	4/23/19	1.955% —	3 month HKD-	(13,605)
					Quarterly	HIBOR-HKAB —
						Quarterly
HKD	33,788,000	2,342	(10)	4/24/19	1.965% —	3 month HKD-	(3,149)
					Quarterly	HIBOR-HKAB —
						Quarterly
HKD	135,152,000	9,574	(41)	4/24/19	1.96625% —	3 month HKD-	(12,807)
					Quarterly	HIBOR-HKAB —
						Quarterly
HKD	168,854,000	9,014	(52)	4/25/19	1.972% —	3 month HKD-	(10,667)
					Quarterly	HIBOR-HKAB —
						Quarterly
HKD	67,576,000	1,016	(21)	4/27/19	1.96% —	3 month HKD-	(1,943)
					Quarterly	HIBOR-HKAB —
						Quarterly
INR	31,505,000	1,803	—	12/22/22	6.715% —	INR-FBIL-	332
					Semiannually	MIBOR-OIS-
						Compound —
						Semiannually
JPY	176,000,000	1,839	(7)	12/19/22	6 month JPY-	0.09% —	(1,426)
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	88,000,000	741	(6)	12/19/27	0.29% —	6 month JPY-	(65)
					Semiannually	LIBOR-BBA —
						Semiannually
JPY	176,000,000	1,359	(13)	1/15/23	6 month JPY-	0.135% —	1,863
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	88,000,000	4,823	(10)	1/15/28	0.365% —	6 month JPY-	(5,639)
					Semiannually	LIBOR-BBA —
						Semiannually
JPY	176,000,000	2,336	(13)	2/16/23	6 month JPY-	0.148% —	2,828
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	88,000,000	4,724	(11)	2/16/28	0.366% —	6 month JPY-	(5,351)
					Semiannually	LIBOR-BBA —
						Semiannually

Global Income Trust 59

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
JPY	97,000,000	$224,934	$(34)	9/2/43	1.87875% —	6 month JPY-	$(227,762)
					Semiannually	LIBOR-BBA —
						Semiannually
MXN	18,821,000	88,560	—	1/1/26	1 month MXN-	6.16% — 28 Days	(89,806)
					TIIE-BANXICO —
					28 Days
MXN	21,780,000	56,144	—	10/6/21	1 month MXN-	5.93% — 28 Days	(56,513)
					TIIE-BANXICO —
					28 Days
MXN	6,330,000	9,288	(4)	12/24/26	8.12% — 28 Days	1 month MXN-	(9,305)
						TIIE-BANXICO —
						28 Days
MXN	6,240,000	10,874	(4)	1/7/27	8.20% — 28 Days	1 month MXN-	(10,943)
						TIIE-BANXICO —
						28 Days
NOK	64,692,000	23,281 E	658	6/20/23	2.00% —	6 month NOK-	(22,623)
					Annually	NIBOR-NIBR —
						Semiannually
NOK	23,909,000	31,734 E	(3,760)	6/20/28	6 month NOK-	2.40% —	27,975
					NIBOR-NIBR —	Annually
					Semiannually
NZD	1,985,000	1,715 E	6,131	6/20/23	2.80% —	3 month NZD-	4,417
					Semiannually	BBR-FRA —
						Quarterly
NZD	7,269,000	25,414 E	(3,695)	6/20/28	3 month NZD-	3.30% —	21,720
					BBR-FRA —	Semiannually
					Quarterly
SEK	35,729,000	1,579	(10)	11/10/19	—	0.245% plus	(698)
						3 month SEK-
						STIBOR-SIDE —
						Quarterly
SEK	7,320,000	5,786	(6)	11/10/27	3 month SEK-	1.125% —	(208)
					STIBOR-SIDE —	Annually
					Quarterly
SEK	35,729,000	1,518	(10)	11/10/19	—	0.246% plus	(617)
						3 month SEK-
						STIBOR-SIDE —
						Quarterly
SEK	7,320,000	5,403	(6)	11/10/27	3 month SEK-	1.13% —	196
					STIBOR-SIDE —	Annually
					Quarterly
SEK	35,729,000	2,983	(10)	11/13/19	—	0.2225% plus	(2,627)
						3 month SEK-
						STIBOR-SIDE —
						Quarterly
SEK	7,320,000	3,216	(6)	11/13/27	3 month SEK-	1.16% —	2,423
					STIBOR-SIDE —	Annually
					Quarterly

60 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
SEK	7,320,000	$3,407	$(6)	11/13/27	3 month SEK-	1.1575% —	$2,222
					STIBOR-SIDE —	Annually
					Quarterly
SEK	35,729,000	2,513	(10)	11/13/19	—	0.23% plus 3	(2,006)
						month SEK-
						STIBOR-SIDE —
						Quarterly
SEK	7,327,000	8,646	(12)	1/24/28	3 month SEK-	1.3325% —	11,893
					STIBOR-SIDE —	Annually
					Quarterly
SEK	28,238,000	20,971	(28)	1/24/23	0.6075% —	3 month SEK-	(26,851)
					Annually	STIBOR-SIDE —
						Quarterly
SEK	34,905,000	9,280	(16)	1/24/20	0.0925% plus	—	8,489
					3 month SEK-
					STIBOR-SIDE —
					Quarterly
SEK	34,380,000	9,556	(16)	1/30/20	0.085% plus	—	8,690
					3 month SEK-
					STIBOR-SIDE —
					Quarterly
SEK	27,837,000	29,542	(29)	1/30/23	0.66875% —	3 month SEK-	(35,323)
					Annually	STIBOR-SIDE —
						Quarterly
SEK	7,250,000	11,958	(12)	1/30/28	3 month SEK-	1.3775% —	15,021
					STIBOR-SIDE —	Annually
					Quarterly
SEK	10,881,000	13,009	(11)	2/5/23	0.6975% —	3 month SEK-	(16,855)
					Annually	STIBOR-SIDE —
						Quarterly
SEK	27,909,000	35,158 E	10,724	6/20/28	3 month SEK-	1.40% —	45,881
					STIBOR-SIDE —	Annually
					Quarterly
SEK	37,164,000	26,029 E	6,482	6/20/23	0.70% —	3 month SEK-	(19,547)
					Annually	STIBOR-SIDE —
						Quarterly
ZAR	26,825,000	28,209	(4)	10/31/20	3 month ZAR-	7.48% —	28,225
					JIBAR-SAFEX —	Quarterly
					Quarterly
ZAR	10,320,000	38,265	(5)	10/31/27	8.365% —	3 month ZAR-	(38,298)
					Quarterly	JIBAR-SAFEX —
						Quarterly
ZAR	22,460,000	5,483	(12)	1/25/21	3 month ZAR-	7.06% —	5,519
					JIBAR-SAFEX —	Quarterly
					Quarterly
ZAR	8,590,000	10,349	(10)	1/25/28	7.92% —	3 month ZAR-	(10,475)
					Quarterly	JIBAR-SAFEX —
						Quarterly
Total			$11,743				$1,110,131

E Extended effective date.

Global Income Trust 61

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$67,610	$68,216	$—	1/12/41	4.00% (1 month	Synthetic TRS	$1,169
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Barclays Bank PLC
23,615	23,756	—	1/12/42	4.00% (1 month	Synthetic TRS	329
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
67,466	68,070	—	1/12/41	4.00% (1 month	Synthetic TRS	1,166
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
542	545	—	1/12/38	6.50% (1 month	Synthetic TRS	9
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
228,475	227,359	—	1/12/40	4.50% (1 month	Synthetic MBX	(831)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
164,949	164,143	—	1/12/40	4.50% (1 month	Synthetic MBX	(600)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
37,828	38,066	—	1/12/39	(6.00%) 1 month	Synthetic MBX	(307)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
81,739	82,262	—	1/12/41	5.00% (1 month	Synthetic TRS Index	1,324
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
34,544	34,765	—	1/12/41	5.00% (1 month	Synthetic TRS Index	559
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
51,694	52,005	—	1/12/38	6.50% (1 month	Synthetic TRS	881
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
83,118	84,254	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(1,926)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
36,029	36,338	—	1/12/43	(3.50%) 1 month	Synthetic TRS	(578)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

62 Global Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$263,274	$261,940	$—	1/12/40	5.00% (1 month	Synthetic MBX	$(954)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
5,099,290	5,074,225	—	1/12/41	5.00% (1 month	Synthetic MBX	(17,713)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
977,081	975,365	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(205)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Citibank, N.A.
96,826	96,350	—	1/12/41	5.00% (1 month	Synthetic MBX	(336)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Credit Suisse International
397,376	396,081	—	1/12/41	4.50% (1 month	Synthetic MBX Index	(797)
				USD-LIBOR) —	4.50% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
60,639	61,468	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(1,405)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
53,341	53,718	—	1/12/44	3.50% (1 month	Synthetic TRS	770
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
14,588	14,713	—	1/12/43	3.50% (1 month	Synthetic TRS	234
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
129,684	132,001	—	1/12/45	4.00% (1 month	Synthetic TRS	3,347
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
113,889	115,925	—	1/12/45	4.00% (1 month	Synthetic TRS	2,940
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
110,570	112,607	—	1/12/45	3.50% (1 month	Synthetic TRS	2,853
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
239,664	241,813	—	1/12/41	(4.00%) 1 month	Synthetic TRS	(4,142)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Global Income Trust 63

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International
$18,793	$19,004	$—	1/12/39	6.00% (1 month	Synthetic TRS	$418
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,681	3,703	—	1/12/38	6.50% (1 month	Synthetic TRS	63
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
58,626	58,975	—	1/12/42	4.00% (1 month	Synthetic TRS	816
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
58,626	58,975	—	1/12/42	4.00% (1 month	Synthetic TRS	816
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
21,425	21,388	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(5)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
25,703	25,657	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(5)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
485,458	484,605	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(102)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
165,557	166,545	—	1/12/42	4.00% (1 month	Synthetic TRS	2,304
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
87,179	87,699	—	1/12/42	4.00% (1 month	Synthetic TRS	1,213
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
99,999	101,366	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(2,317)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
63,442	63,987	—	1/12/43	3.50% (1 month	Synthetic TRS	1,018
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

64 Global Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$133,530	$134,474	$—	1/12/44	3.50% (1 month	Synthetic TRS	$1,927
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
113,030	115,050	—	1/12/45	4.00% (1 month	Synthetic TRS	2,917
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
JPMorgan Chase Bank N.A.
104,588	105,526	—	1/12/41	4.00% (1 month	Synthetic TRS	1,808
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
99,999	101,366	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(2,317)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
JPMorgan Securities LLC
42,001	42,362	—	1/12/43	(3.50%) 1 month	Synthetic TRS	(674)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
186,871	188,192	—	1/12/44	(3.50%) 1 month	Synthetic TRS	(2,697)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
393,602	395,950	—	1/12/42	(4.00%) 1 month	Synthetic TRS	(5,478)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
75,758	76,243	—	1/12/41	(5.00%) 1 month	Synthetic MBX Index	(1,227)
				USD-LIBOR —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
					Monthly
Upfront premium received		—		Unrealized appreciation		28,881
Upfront premium (paid)		—		Unrealized depreciation		(44,616)
Total		$—		Total		$(15,735)

Global Income Trust 65

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	3,610,000	$56,245	$—	7/15/27	(1.40%) — At	Eurostat Eurozone	$56,245
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	3,610,000	60,701	—	7/15/37	1.71% — At	Eurostat Eurozone	(60,700)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	1,354,000	21,470	(18)	8/15/27	(1.42%) — At	Eurostat Eurozone	21,453
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	1,354,000	27,095	(33)	8/15/37	1.71% — At	Eurostat Eurozone	(27,128)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	2,256,000	33,610	(29)	8/15/27	(1.4275%) — At	Eurostat Eurozone	33,581
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	2,256,000	42,979	(53)	8/15/37	1.7138% — At	Eurostat Eurozone	(43,034)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	1,805,000	24,075	(23)	9/15/27	(1.4475%) — At	Eurostat Eurozone	24,052
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	1,805,000	26,981	(44)	9/15/37	1.735% — At	Eurostat Eurozone	(27,024)
					maturity	HICP excluding
						tobacco — At
						maturity
GBP	1,084,000	4,046	(16)	2/15/23	(3.19%) — At	GBP Non-revised UK	(4,061)
					maturity	Retail Price Index —
						At maturity
GBP	1,084,000	12,367	(26)	2/15/28	3.34% — At	GBP Non-revised UK	12,342
					maturity	Retail Price Index —
						At maturity
GBP	1,409,000	11,262	(23)	3/15/23	(3.325%) — At	GBP Non-revised UK	(11,286)
					maturity	Retail Price Index —
						At maturity
GBP	1,409,000	21,353	(33)	3/15/28	3.4025% — At	GBP Non-revised UK	21,320
					maturity	Retail Price Index —
						At maturity
GBP	506,000	2,913	(7)	3/15/23	(3.295%) — At	GBP Non-revised UK	(2,920)
					maturity	Retail Price Index —
						At maturity
GBP	506,000	6,419	(12)	3/15/28	3.3875% — At	GBP Non-revised UK	6,407
					maturity	Retail Price Index —
						At maturity

66 Global Income Trust

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
GBP	1,012,000	$2,062	$(14)	3/15/23	(3.245%) — At	GBP Non-revised UK	$(2,076)
					maturity	Retail Price Index —
						At maturity
GBP	1,012,000	2,438	(14)	3/15/23	(3.25%) — At	GBP Non-revised UK	(2,453)
					maturity	Retail Price Index —
						At maturity
GBP	2,024,000	9,892	(47)	3/15/28	3.34% — At	GBP Non-revised UK	9,844
					maturity	Retail Price Index —
						At maturity
	$1,459,000	27,952	—	7/3/22	(1.9225%) — At	USA Non Revised	27,952
					maturity	Consumer Price
						Index- Urban
						(CPI-U) — At
						maturity
	1,459,000	41,100	—	7/3/27	2.085% — At	USA Non Revised	(41,100)
					maturity	Consumer Price
						Index- Urban
						(CPI-U) — At
						maturity
	1,679,000	34,994	—	7/5/22	(1.89%) — At	USA Non Revised	34,994
					maturity	Consumer Price
						Index- Urban
						(CPI-U) — At
						maturity
	1,679,000	53,072	—	7/5/27	2.05% — At	USA Non Revised	(53,072)
					maturity	Consumer Price
						Index- Urban
						(CPI-U) — At
						maturity
	1,625,000	19,897	(10)	12/21/22	(2.068%) — At	USA Non Revised	19,887
					maturity	Consumer Price
						Index- Urban
						(CPI-U) — At
						maturity
	1,625,000	29,713	(18)	12/21/27	2.1939% — At	USA Non Revised	(29,731)
					maturity	Consumer Price
						Index- Urban
						(CPI-U) — At
						maturity
	1,625,000	20,449	(10)	12/6/22	(2.05%) — At	USA Non Revised	20,439
					maturity	Consumer Price
						Index- Urban
						(CPI-U) — At
						maturity
	1,625,000	29,413	(18)	12/6/27	2.19% — At	USA Non Revised	(29,430)
					maturity	Consumer Price
						Index- Urban
						(CPI-U) — At
						maturity
Total			$(448)				$(45,499)

Global Income Trust 67

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/18 (Unaudited)
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6	BBB–/P	$2,666	$39,000	$4,871	5/11/63	300 bp —	$(2,186)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	5,303	88,000	10,991	5/11/63	300 bp —	(5,644)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	10,865	176,000	21,982	5/11/63	300 bp —	(11,029)
Index						Monthly
Citigroup Global Markets, Inc.
CMBX NA BB.6	BB/P	37,166	151,000	32,254	5/11/63	500 bp —	5,038
Index						Monthly
CMBX NA BBB–.7	BBB–/P	653	7,000	646	1/17/47	300 bp —	11
Index						Monthly
Credit Suisse International
CMBX NA A.6	A/P	12,962	260,000	6,864	5/11/63	200 bp —	6,185
Index						Monthly
CMBX NA A.6	A/P	159,153	3,136,000	82,790	5/11/63	200 bp —	77,406
Index						Monthly
CMBX NA BBB–.6	BBB–/P	12,917	102,000	12,740	5/11/63	300 bp —	228
Index						Monthly
CMBX NA BBB–.6	BBB–/P	18,711	177,000	22,107	5/11/63	300 bp —	(3,308)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	23,104	199,000	24,855	5/11/63	300 bp —	(1,652)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	259,284	2,425,000	302,883	5/11/63	300 bp —	(42,360)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	14,465	183,000	16,891	1/17/47	300 bp —	(2,334)
Index						Monthly
Goldman Sachs International
CMBX NA A.6	A/P	5,845	89,000	2,350	5/11/63	200 bp —	3,525
Index						Monthly
CMBX NA A.6	A/P	3,656	120,000	3,168	5/11/63	200 bp —	528
Index						Monthly
CMBX NA A.6	A/P	10,274	184,000	4,858	5/11/63	200 bp —	5,478
Index						Monthly
CMBX NA A.6	A/P	9,238	187,000	4,937	5/11/63	200 bp —	4,364
Index						Monthly
CMBX NA A.6	A/P	9,804	199,000	5,254	5/11/63	200 bp —	4,616
Index						Monthly
CMBX NA A.6	A/P	12,002	233,000	6,151	5/11/63	200 bp —	5,929
Index						Monthly
CMBX NA A.6	A/P	8,165	264,000	6,970	5/11/63	200 bp —	1,284
Index						Monthly
CMBX NA A.6	A/P	9,631	307,000	8,105	5/11/63	200 bp —	1,629
Index						Monthly
CMBX NA A.6	A/P	16,946	333,000	8,791	5/11/63	200 bp —	8,266
Index						Monthly
CMBX NA A.6	A/P	17,515	346,000	9,134	5/11/63	200 bp —	8,496
Index						Monthly

68 Global Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/18 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA A.6	A/P	$18,006	$346,000	$9,134	5/11/63	200 bp —	$8,987
Index						Monthly
CMBX NA A.6	A/P	17,515	346,000	9,134	5/11/63	200 bp —	8,496
Index						Monthly
CMBX NA A.7	A-/P	12,352	245,000	2,916	1/17/47	200 bp —	9,518
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,407	13,000	1,624	5/11/63	300 bp —	(210)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,976	27,000	3,372	5/11/63	300 bp —	(382)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,826	35,000	4,372	5/11/63	300 bp —	(2,528)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	7,899	73,000	9,118	5/11/63	300 bp —	(1,183)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	7,929	73,000	9,118	5/11/63	300 bp —	(1,152)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	6,093	77,000	9,617	5/11/63	300 bp —	(3,486)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	11,382	97,000	12,115	5/11/63	300 bp —	(685)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	10,491	154,000	19,235	5/11/63	300 bp —	(8,666)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	21,307	175,000	21,858	5/11/63	300 bp —	(463)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	48,302	515,000	64,324	5/11/63	300 bp —	(15,764)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	46,305	616,000	76,938	5/11/63	300 bp —	(30,325)
Index						Monthly
JPMorgan Securities LLC
CMBX NA A.6	A/P	2,459	48,000	1,267	5/11/63	200 bp —	1,207
Index						Monthly
CMBX NA A.6	A/P	5,740	126,000	3,326	5/11/63	200 bp —	2,455
Index						Monthly
CMBX NA A.6	A/P	7,129	161,000	4,250	5/11/63	200 bp —	2,933
Index						Monthly
CMBX NA A.6	A/P	11,017	178,000	4,699	5/11/63	200 bp —	6,377
Index						Monthly
CMBX NA A.6	A/P	9,807	181,000	4,778	5/11/63	200 bp —	5,089
Index						Monthly
CMBX NA A.6	A/P	9,756	183,000	4,831	5/11/63	200 bp —	4,986
Index						Monthly
CMBX NA A.6	A/P	13,925	275,000	7,260	5/11/63	200 bp —	6,757
Index						Monthly
CMBX NA A.6	A/P	10,055	307,000	8,105	5/11/63	200 bp —	2,052
Index						Monthly
CMBX NA A.6	A/P	10,728	374,000	9,874	5/11/63	200 bp —	979
Index						Monthly

Global Income Trust 69

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/18 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA A.6	A/P	$11,523	$381,000	$10,058	5/11/63	200 bp —	$1,591
Index						Monthly
CMBX NA A.6	A/P	17,380	382,000	10,085	5/11/63	200 bp —	7,423
Index						Monthly
CMBX NA A.6	A/P	20,955	386,000	10,190	5/11/63	200 bp —	10,893
Index						Monthly
CMBX NA A.6	A/P	15,578	472,000	12,461	5/11/63	200 bp —	3,275
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,088	7,000	874	5/11/63	300 bp —	217
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,428	13,000	1,624	5/11/63	300 bp —	(189)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,458	13,000	1,624	5/11/63	300 bp —	(159)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,974	14,000	1,749	5/11/63	300 bp —	232
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,201	20,000	2,498	5/11/63	300 bp —	(287)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,837	25,000	3,123	5/11/63	300 bp —	(273)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	3,642	33,000	4,122	5/11/63	300 bp —	(463)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	6,125	49,000	6,120	5/11/63	300 bp —	29
Index						Monthly
CMBX NA BBB–.6	BBB–/P	6,470	58,000	7,244	5/11/63	300 bp —	(745)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	12,891	116,000	14,488	5/11/63	300 bp —	(1,539)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	176,634	1,004,000	125,400	5/11/63	300 bp —	51,736
Index						Monthly
CMBX NA BBB–.6	BBB–/P	142,870	1,193,000	149,006	5/11/63	300 bp —	(5,510)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	2,657	27,000	2,492	1/17/47	300 bp —	178
Index						Monthly
CMBX NA BBB–.7	BBB–/P	810	31,000	2,861	1/17/47	300 bp —	(2,035)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	4,694	89,000	8,215	1/17/47	300 bp —	(3,476)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	4,980	90,000	8,307	1/17/47	300 bp —	(3,282)
Index						Monthly
Morgan Stanley & Co. International PLC
CMBX NA BBB–.6	BBB–/P	3,458	25,000	3,123	5/11/63	300 bp —	348
Index						Monthly
CMBX NA A.6	A/P	10,037	166,000	4,382	5/11/63	200 bp —	5,710
Index						Monthly
CMBX NA A.6	A/P	25,987	503,000	13,279	5/11/63	200 bp —	12,875
Index						Monthly

70 Global Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/18 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.6	BB/P	$11,787	$48,000	$10,253	5/11/63	500 bp —	$1,575
Index						Monthly
CMBX NA BB.6	BB/P	23,902	97,000	20,719	5/11/63	500 bp —	3,263
Index						Monthly
Upfront premium received		1,468,097		Unrealized appreciation			292,164
Upfront premium (paid)		—		Unrealized depreciation			(151,315)
Total		$1,468,097		Total			$140,849

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2018. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/18 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.7 Index	$(30,475)	$151,000	$24,281	1/17/47	(500 bp) —	$(6,320)
					Monthly
CMBX NA BB.7 Index	(8,328)	51,000	8,201	1/17/47	(500 bp) —	(169)
					Monthly
CMBX NA BB.7 Index	(8,010)	51,000	8,201	1/17/47	(500 bp) —	148
					Monthly
Credit Suisse International
CMBX NA BB.7 Index	(12,973)	735,000	156,996	5/11/63	(500 bp) —	143,410
					Monthly
CMBX NA BB.7 Index	(60,695)	369,000	59,335	1/17/47	(500 bp) —	(1,668)
					Monthly
CMBX NA BB.7 Index	(29,146)	158,000	25,406	1/17/47	(500 bp) —	(3,871)
					Monthly
Goldman Sachs International
CMBX NA BB.6 Index	(22,608)	221,000	47,206	5/11/63	(500 bp) —	24,413
					Monthly
CMBX NA BB.7 Index	(6,053)	40,000	6,432	1/17/47	(500 bp) —	346
					Monthly
CMBX NA BB.7 Index	(45,077)	222,000	35,698	1/17/47	(500 bp) —	(9,564)
					Monthly
CMBX NA BB.7 Index	(16,057)	98,000	15,758	1/17/47	(500 bp) —	(380)
					Monthly

Global Income Trust 71

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/18 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC
CMBX NA BB.7 Index	$(10,662)	$55,000	$8,844	1/17/47	(500 bp) —	$(1,864)
					Monthly
CMBX NA BB.6 Index	(9,842)	70,000	14,952	5/11/63	(500 bp) —	5,052
					Monthly
CMBX NA BB.6 Index	(4,786)	36,000	7,690	5/11/63	(500 bp) —	2,873
					Monthly
CMBX NA BB.6 Index	(575)	4,000	854	5/11/63	(500 bp) —	276
					Monthly
CMBX NA BB.7 Index	(20,201)	118,000	18,974	1/17/47	(500 bp) —	(1,325)
					Monthly
CMBX NA BB.7 Index	(15,497)	99,000	15,919	1/17/47	(500 bp) —	340
					Monthly
CMBX NA BB.7 Index	(12,710)	64,000	10,291	1/17/47	(500 bp) —	(2,472)
					Monthly
CMBX NA BB.7 Index	(10,619)	59,000	9,487	1/17/47	(500 bp) —	(1,181)
					Monthly
CMBX NA BB.7 Index	(9,257)	57,000	9,166	1/17/47	(500 bp) —	(139)
					Monthly
CMBX NA BB.7 Index	(8,010)	51,000	8,201	1/17/47	(500 bp) —	148
					Monthly
CMBX NA BB.7 Index	(9,339)	48,000	7,718	1/17/47	(500 bp) —	(1,661)
					Monthly
CMBX NA BB.7 Index	(9,243)	47,000	7,558	1/17/47	(500 bp) —	(1,725)
					Monthly
Merrill Lynch International
CMBX NA BB.7 Index	(57,596)	332,000	53,386	1/17/47	(500 bp) —	(4,487)
					Monthly
Morgan Stanley & Co. International PLC
CMBX NA BB.7 Index	(23,008)	114,000	18,331	1/17/47	(500 bp) —	(4,771)
					Monthly
CMBX NA BB.7 Index	(19,507)	97,000	15,598	1/17/47	(500 bp) —	(3,990)
					Monthly
CMBX NA BB.7 Index	(18,319)	95,000	15,276	1/17/47	(500 bp) —	(3,122)
					Monthly
Upfront premium received	—		Unrealized appreciation			177,006
Upfront premium (paid)	(478,593)		Unrealized depreciation			(48,709)
Total	$(478,593)		Total			$128,297

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

72 Global Income Trust

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED
at 4/30/18 (Unaudited)

	Upfront
	premium			Termi-	Payments	Unrealized
Referenced	received	Notional		nation	(paid)	appreciation/
debt*	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 30	$208,912	$3,348,000	$231,564	6/20/23	(500 bp) —	$(38,463)
Index					Quarterly
Total	$208,912					$(38,463)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,600,000	$—
Corporate bonds and notes	—	73,240,337	—
Foreign government and agency bonds and notes	—	90,103,337	—
Mortgage-backed securities	—	56,462,899	—
Municipal bonds and notes	—	407,332	—
Purchased options outstanding	—	271,947	—
Purchased swap options outstanding	—	2,752,713	—
U.S. government and agency mortgage obligations	—	54,136,698	—
Short-term investments	13,437,079	8,348,699	—
Totals by level	$13,437,079	$287,323,962	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(226,060)	$—
Futures contracts	(56,921)	—	—
Written options outstanding	—	(377,771)	—
Written swap options outstanding	—	(3,049,014)	—
Forward premium swap option contracts	—	46,191	—
TBA sale commitments	—	(43,431,877)	—
Interest rate swap contracts	—	1,012,052	—
Total return swap contracts	—	(60,786)	—
Credit default contracts	—	(967,733)	—
Totals by level	$(56,921)	$(47,054,998)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The accompanying notes are an integral part of these financial statements.

Global Income Trust 73

Statement of assets and liabilities 4/30/18 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 6):
Unaffiliated issuers (identified cost $289,411,709)	$287,323,962
Affiliated issuers (identified cost $13,437,079) (Note 7)	13,437,079
Cash	128,187
Foreign currency (cost $34,226) (Note 1)	34,162
Interest and other receivables	2,347,222
Receivable for shares of the fund sold	500,759
Receivable for investments sold	258,429
Receivable for sales of delayed delivery securities (Note 1)	43,758,542
Receivable for variation margin on futures contracts (Note 1)	42,959
Receivable for variation margin on centrally cleared swap contracts (Note 1)	495,933
Unrealized appreciation on forward premium swap option contracts (Note 1)	912,992
Unrealized appreciation on forward currency contracts (Note 1)	1,198,401
Unrealized appreciation on OTC swap contracts (Note 1)	512,079
Premium paid on OTC swap contracts (Note 1)	478,593
Prepaid assets	61,632
Total assets	351,490,931

LIABILITIES
Payable for investments purchased	699,921
Payable for purchases of delayed delivery securities (Note 1)	52,589,266
Payable for shares of the fund repurchased	292,582
Payable for compensation of Manager (Note 2)	100,987
Payable for custodian fees (Note 2)	37,650
Payable for investor servicing fees (Note 2)	90,638
Payable for Trustee compensation and expenses (Note 2)	163,901
Payable for administrative services (Note 2)	1,300
Payable for distribution fees (Note 2)	46,805
Payable for variation margin on futures contracts (Note 1)	17,254
Payable for variation margin on centrally cleared swap contracts (Note 1)	544,693
Unrealized depreciation on OTC swap contracts (Note 1)	345,004
Premium received on OTC swap contracts (Note 1)	1,468,097
Unrealized depreciation on forward currency contracts (Note 1)	1,424,461
Unrealized depreciation on forward premium swap option contracts (Note 1)	866,801
Written options outstanding, at value (premiums $3,130,559) (Note 1)	3,426,785
TBA sale commitments, at value (proceeds receivable $43,704,376) (Note 1)	43,431,877
Other accrued expenses	115,586
Total liabilities	105,663,608

Net assets	$245,827,323

(Continued on next page)

74 Global Income Trust

Statement of assets and liabilities cont.

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$259,529,020
Undistributed net investment income (Note 1)	2,425,836
Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(14,965,012)
Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(1,162,521)
Total — Representing net assets applicable to capital shares outstanding	$245,827,323

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($126,987,973 divided by 10,562,617 shares)	$12.02
Offering price per class A share (100/96.00 of $12.02)*	$12.52
Net asset value and offering price per class B share ($3,069,546 divided by 256,582 shares)**	$11.96
Net asset value and offering price per class C share ($15,910,338 divided by 1,329,686 shares)**	$11.97
Net asset value and redemption price per class M share ($7,490,872 divided by 629,994 shares)	$11.89
Offering price per class M share (100/96.75 of $11.89)†	$12.29
Net asset value, offering price and redemption price per class R share
($2,890,089 divided by 240,511 shares)	$12.02
Net asset value, offering price and redemption price per class R5 share
($27,342 divided by 2,275 shares)	$12.02
Net asset value, offering price and redemption price per class R6 share
($6,998,998 divided by 582,198 shares)	$12.02
Net asset value, offering price and redemption price per class Y share
($82,452,165 divided by 6,861,109 shares)	$12.02

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Global Income Trust 75

Statement of operations Six months ended 4/30/18 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $86,091 from investments in affiliated issuers) (Note 7)	$4,272,840
Total investment income	4,272,840

EXPENSES
Compensation of Manager (Note 2)	663,386
Investor servicing fees (Note 2)	271,505
Custodian fees (Note 2)	65,670
Trustee compensation and expenses (Note 2)	3,454
Distribution fees (Note 2)	285,256
Administrative services (Note 2)	4,044
Auditing and tax fees	85,762
Other	106,336
Fees waived and reimbursed by Manager (Note 2)	(19,552)
Total expenses	1,465,861
Expense reduction (Note 2)	(334)
Net expenses	1,465,527

Net investment income	2,807,313

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(4,578,474)
Foreign currency transactions (Note 1)	28,551
Forward currency contracts (Note 1)	(2,623,371)
Futures contracts (Note 1)	(242,278)
Swap contracts (Note 1)	4,801,427
Written options (Note 1)	2,464,745
Total net realized loss	(149,400)
Change in net unrealized appreciation (depreciation) on:
Securities in unaffiliated issuers and TBA sale commitments	(55,570)
Assets and liabilities in foreign currencies	(3,179)
Forward currency contracts	200,734
Futures contracts	12,671
Swap contracts	1,713,500
Written options	(1,638,658)
Total change in net unrealized appreciation	229,498

Net gain on investments	80,098

Net increase in net assets resulting from operations	$2,887,411

The accompanying notes are an integral part of these financial statements.

76 Global Income Trust

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 4/30/18*	Year ended 10/31/17
Operations
Net investment income	$2,807,313	$5,678,963
Net realized gain (loss) on investments
and foreign currency transactions	(149,400)	3,303,119
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies	229,498	1,103,797
Net increase in net assets resulting from operations	2,887,411	10,085,879
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,826,252)	(4,230,276)
Class B	(36,379)	(102,702)
Class C	(185,464)	(463,380)
Class M	(102,130)	(241,058)
Class R	(39,874)	(110,710)
Class R5	(443)	(940)
Class R6	(110,237)	(231,970)
Class Y	(1,283,379)	(2,569,769)
Increase (decrease) from capital share transactions (Note 4)	5,829,279	(32,614,741)
Total increase (decrease) in net assets	5,132,532	(30,479,667)

NET ASSETS
Beginning of period	240,694,791	271,174,458
End of period (including undistributed net investment
income of $2,425,836 and $3,202,681, respectively)	$245,827,323	$240,694,791

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Global Income Trust 77

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized		From						Ratio	investment
	value,		and unrealized	Total from	net			Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	From	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	return of capital	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)
Class A
April 30, 2018**	$12.05	.14	.01	.15	(.18)	—	(.18)	$12.02	1.20*	$126,988	.61*e	1.13*e	302*f
October 31, 2017	11.93	.27	.23	.50	(.38)	—	(.38)	12.05	4.32	121,661	1.22[e]	2.28[e]	660[f]
October 31, 2016	11.93	.30	.08	.38	(.38)	—	(.38)	11.93	3.27	148,868	1.16[g]	2.50[g]	551[f]
October 31, 2015	12.60	.31	(.60)	(.29)	(.38)	—	(.38)	11.93	(2.31)	160,497	1.10	2.54	296[f]
October 31, 2014	12.57	.36	.05	.41	(.38)	—	(.38)	12.60	3.30	171,481	1.09	2.84	295[f]
October 31, 2013	12.85	.38	(.27)	.11	(.35)	(.04)	(.39)	12.57	.82	199,284	1.10	2.96	335[h]
Class B
April 30, 2018**	$12.00	.09	—[d]	.09	(.13)	—	(.13)	$11.96	.74*	$3,070	.98*e	.73*e	302*f
October 31, 2017	11.87	.18	.24	.42	(.29)	—	(.29)	12.00	3.63	3,633	1.97[e]	1.51[e]	660[f]
October 31, 2016	11.87	.21	.08	.29	(.29)	—	(.29)	11.87	2.51	4,916	1.91[g]	1.74[g]	551[f]
October 31, 2015	12.54	.22	(.60)	(.38)	(.29)	—	(.29)	11.87	(3.05)	6,060	1.85	1.78	296[f]
October 31, 2014	12.51	.26	.06	.32	(.29)	—	(.29)	12.54	2.54	7,884	1.84	2.08	295[f]
October 31, 2013	12.80	.28	(.28)	—[d]	(.26)	(.03)	(.29)	12.51	(.01)	9,002	1.85	2.21	335[h]
Class C
April 30, 2018**	$12.00	.09	.01	.10	(.13)	—	(.13)	$11.97	.83*	$15,910	.98*e	.75*e	302*f
October 31, 2017	11.87	.18	.24	.42	(.29)	—	(.29)	12.00	3.63	17,763	1.97[e]	1.53[e]	660[f]
October 31, 2016	11.88	.21	.08	.29	(.30)	—	(.30)	11.87	2.43	21,570	1.91[g]	1.74[g]	551[f]
October 31, 2015	12.55	.22	(.60)	(.38)	(.29)	—	(.29)	11.88	(3.04)	24,160	1.85	1.78	296[f]
October 31, 2014	12.51	.26	.07	.33	(.29)	—	(.29)	12.55	2.61	30,175	1.84	2.08	295[f]
October 31, 2013	12.80	.28	(.28)	—[d]	(.26)	(.03)	(.29)	12.51	(.01)	31,771	1.85	2.22	335[h]
Class M
April 30, 2018**	$11.92	.12	.01	.13	(.16)	—	(.16)	$11.89	1.09*	$7,491	.73*e	.99 *e	302*f
October 31, 2017	11.80	.24	.24	.48	(.36)	—	(.36)	11.92	4.12	7,696	1.47[e]	2.03[e]	660[f]
October 31, 2016	11.81	.26	.09	.35	(.36)	—	(.36)	11.80	2.98	8,564	1.41[g]	2.24[g]	551[f]
October 31, 2015	12.48	.28	(.60)	(.32)	(.35)	—	(.35)	11.81	(2.58)	9,406	1.35	2.28	296[f]
October 31, 2014	12.45	.33	.05	.38	(.35)	—	(.35)	12.48	3.07	10,911	1.34	2.58	295[f]
October 31, 2013	12.74	.34	(.28)	.06	(.32)	(.03)	(.35)	12.45	.50	12,457	1.35	2.71	335[h]
Class R
April 30, 2018**	$12.05	.12	.01	.13	(.16)	—	(.16)	$12.02	1.07*	$2,890	.73*e	1.02*e	302*f
October 31, 2017	11.90	.24	.24	.48	(.33)	—	(.33)	12.05	4.14	3,040	1.47[e]	2.02[e]	660[f]
October 31, 2016	11.91	.27	.08	.35	(.36)	—	(.36)	11.90	2.98	13,875	1.41[g]	2.26[g]	551[f]
October 31, 2015	12.58	.28	(.60)	(.32)	(.35)	—	(.35)	11.91	(2.56)	6,366	1.35	2.27	296[f]
October 31, 2014	12.54	.33	.06	.39	(.35)	—	(.35)	12.58	3.12	6,072	1.34	2.58	295[f]
October 31, 2013	12.83	.34	(.28)	.06	(.32)	(.03)	(.35)	12.54	.50	5,586	1.35	2.70	335[h]
Class R5
April 30, 2018**	$12.05	.16	.01	.17	(.20)	—	(.20)	$12.02	1.38*	$27	.43*e	1.34*e	302*f
October 31, 2017	11.93	.32	.23	.55	(.43)	—	(.43)	12.05	4.70	29	.87[e]	2.68[e]	660[f]
October 31, 2016	11.94	.34	.07	.41	(.42)	—	(.42)	11.93	3.50	24	.86[g]	2.82[g]	551[f]
October 31, 2015	12.60	.35	(.59)	(.24)	(.42)	—	(.42)	11.94	(1.94)	41.83		2.84	296[f]
October 31, 2014	12.56	.39	.07	.46	(.42)	—	(.42)	12.60	3.67	24.82		3.02	295[f]
October 31, 2013	12.85	.42	(.29)	.13	(.38)	(.04)	(.42)	12.56	1.02	11.82		3.27	335[h]

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

78 Global Income Trust	Global Income Trust 79

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized		From						Ratio	investment
	value,		and unrealized	Total from	net			Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	From	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	return of capital	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)
Class R6
April 30, 2018**	$12.05	.16	.01	.17	(.20)	—	(.20)	$12.02	1.42*	$6,999	.39*e	1.35*e	302*f
October 31, 2017	11.92	.33	.23	.56	(.43)	—	(.43)	12.05	4.83	6,607	.80[e]	2.73[e]	660[f]
October 31, 2016	11.93	.34	.08	.42	(.43)	—	(.43)	11.92	3.59	6,445	.79[g]	2.88[g]	551[f]
October 31, 2015	12.60	.35	(.59)	(.24)	(.43)	—	(.43)	11.93	(1.97)	5,405.76		2.89	296[f]
October 31, 2014	12.57	.40	.06	.46	(.43)	—	(.43)	12.60	3.64	4,736.75		3.15	295[f]
October 31, 2013	12.85	.38[i]	(.23)	.15	(.39)	(.04)	(.43)	12.57	1.19	4,025.75		3.00[i]	335[h]
Class Y
April 30, 2018**	$12.05	.15	.01	.16	(.19)	—	(.19)	$12.02	1.32*	$82,452	.48*e	1.26*e	302*f
October 31, 2017	11.92	.31	.24	.55	(.42)	—	(.42)	12.05	4.68	80,266	.97[e]	2.56[e]	660[f]
October 31, 2016	11.93	.33	.07	.40	(.41)	—	(.41)	11.92	3.44	66,913	.91[g]	2.75[g]	551[f]
October 31, 2015	12.60	.34	(.59)	(.25)	(.42)	—	(.42)	11.93	(2.06)	71,813.85		2.79	296[f]
October 31, 2014	12.57	.38	.07	.45	(.42)	—	(.42)	12.60	3.58	117,947.84		2.97	295[f]
October 31, 2013	12.86	.41	(.28)	.13	(.38)	(.04)	(.42)	12.57	1.00	40,069.85		3.22	335[h]

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Amount represents less than $0.01 per share.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of average net assets
April 30, 2018	0.01%
October 31, 2017	<0.01

f Portfolio turnover includes TBA purchase and sale commitments.

g Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

h Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %
October 31, 2013	673%

i The net investment income ratio and per share amount shown for the period ending October 31, 2013 may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class.

The accompanying notes are an integral part of these financial statements.

80 Global Income Trust	Global Income Trust 81

Notes to financial statements 4/30/18 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2017 through April 30, 2018.

Putnam Global Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The goal of the fund is to seek high current income. Preservation of capital and long-term total return are secondary objectives, but only to the extent consistent with the objective of seeking high current income. The fund invests mainly in bonds and securitized debt instruments (such as mortgage-backed investments) that are obligations of companies and governments worldwide; that are investment-grade in quality; and that have intermediate-to long-term maturities (three years or longer). Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in investment-grade securities. This policy may be changed only after 60 days’ notice to shareholders. The fund may also invest in bonds that are below investment-grade in quality (sometimes referred to as “junk bonds”). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

The fund offers class A, class B, class C, class M, class R, class R5, class R6 and class Y shares. The fund registered class T shares in February 2017, however, as of the date of this report, class T shares had not commenced operations and are not available for purchase. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively. Class A shares generally are not subject to a contingent deferred sales charge, and class M, class R, class R5, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Prior to April 1, 2018, class C shares did not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported

82 Global Income Trust

amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only

Global Income Trust 83

securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract. Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

84 Global Income Trust

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty

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risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale

86 Global Income Trust

commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,742,445 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,016,829 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit plus a $25,000 flat fee and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

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Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At October 31, 2017, the fund had the following capital loss carryover available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$11,955,332	$—	$11,955,332

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $257,489,585, resulting in gross unrealized appreciation and depreciation of $15,229,227 and $19,069,690, respectively, or net unrealized depreciation of $3,840,463.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,	0.500%	of the next $50 billion,
0.650%	of the next $5 billion,	0.480%	of the next $50 billion,
0.600%	of the next $10 billion,	0.470%	of the next $100 billion and
0.550%	of the next $10 billion,	0.465%	of any excess thereafter.

88 Global Income Trust

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.269% of the fund’s average net assets.

Putnam Management has contractually agreed, through February 28, 2019, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $19,552 as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$141,835	Class R5	16
Class B	3,828	Class R6	1,664
Class C	19,391	Class Y	92,735
Class M	8,611	Total	$271,505
Class R	3,425

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $334 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $189, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for

Global Income Trust 89

the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$156,333
Class B	1.00%	1.00%	16,881
Class C	1.00%	1.00%	85,505
Class M	1.00%	0.50%	18,986
Class R	1.00%	0.50%	7,551
Total			$285,256

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $6,380 and $43 from the sale of class A and class M shares, respectively, and received $125 and $328 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $27 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$829,219,565	$877,466,443
U.S. government securities (Long-term)	—	—
Total	$829,219,565	$877,466,443

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

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	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class A	Shares	Amount	Shares	Amount
Shares sold	1,372,651	$16,654,579	1,689,008	$20,094,749
Shares issued in connection with
reinvestment of distributions	141,211	1,710,944	329,437	3,914,184
	1,513,862	18,365,523	2,018,445	24,008,933
Shares repurchased	(1,043,723)	(12,663,199)	(4,407,409)	(52,375,461)
Net increase (decrease)	470,139	$5,702,324	(2,388,964)	$(28,366,528)

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class B	Shares	Amount	Shares	Amount
Shares sold	923	$11,172	14,244	$168,148
Shares issued in connection with
reinvestment of distributions	2,851	34,378	8,097	95,736
	3,774	45,550	22,341	263,884
Shares repurchased	(50,028)	(603,847)	(133,732)	(1,583,151)
Net decrease	(46,254)	$(558,297)	(111,391)	$(1,319,267)

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class C	Shares	Amount	Shares	Amount
Shares sold	91,714	$1,109,301	230,083	$2,730,144
Shares issued in connection with
reinvestment of distributions	13,269	160,074	33,703	398,759
	104,983	1,269,375	263,786	3,128,903
Shares repurchased	(255,762)	(3,088,697)	(600,372)	(7,084,981)
Net decrease	(150,779)	$(1,819,322)	(336,586)	$(3,956,078)

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class M	Shares	Amount	Shares	Amount
Shares sold	5,765	$69,172	11,150	$131,439
Shares issued in connection with
reinvestment of distributions	1,766	21,166	4,205	49,449
	7,531	90,338	15,355	180,888
Shares repurchased	(22,915)	(274,953)	(95,511)	(1,121,893)
Net decrease	(15,384)	$(184,615)	(80,156)	$(941,005)

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class R	Shares	Amount	Shares	Amount
Shares sold	53,647	$650,622	161,150	$1,898,247
Shares issued in connection with
reinvestment of distributions	1,854	22,462	6,161	72,449
	55,501	673,084	167,311	1,970,696
Shares repurchased	(67,321)	(811,094)	(1,080,991)	(12,578,649)
Net decrease	(11,820)	$(138,010)	(913,680)	$(10,607,953)

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	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class R5	Shares	Amount	Shares	Amount
Shares sold	181	$2,201	346	$4,113
Shares issued in connection with
reinvestment of distributions	37	443	79	940
	218	2,644	425	5,053
Shares repurchased	(330)	(4,008)	(31)	(360)
Net increase (decrease)	(112)	$(1,364)	394	$4,693

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class R6	Shares	Amount	Shares	Amount
Shares sold	90,580	$1,096,496	118,170	$1,409,636
Shares issued in connection with
reinvestment of distributions	9,100	110,237	19,505	231,970
	99,680	1,206,733	137,675	1,641,606
Shares repurchased	(65,553)	(795,335)	(130,072)	(1,546,211)
Net increase	34,127	$411,398	7,603	$95,395

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,460,610	$17,717,488	3,801,707	$45,183,027
Shares issued in connection with
reinvestment of distributions	88,353	1,069,864	184,235	2,192,470
	1,548,963	18,787,352	3,985,942	47,375,497
Shares repurchased	(1,349,775)	(16,370,187)	(2,936,124)	(34,899,495)
Net increase	199,188	$2,417,165	1,049,818	$12,476,002

At the close of the reporting period, Putnam Investments, LLC owned 979 class R5 shares of the fund (43.03% of class R5 shares outstanding), valued at $11,768.

Note 5: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$54,000,000
Purchased currency options (contract amount)	$3,300,000
Purchased swap option contracts (contract amount)	$749,800,000
Written TBA commitment option contracts (contract amount)	$90,400,000
Written currency options (contract amount)	$3,300,000
Written swap option contracts (contract amount)	$649,900,000
Futures contracts (number of contracts)	400
Forward currency contracts (contract amount)	$278,100,000
OTC interest rate swap contracts (notional)	$7,500,000
Centrally cleared interest rate swap contracts (notional)	$802,400,000
OTC total return swap contracts (notional)	$11,000,000
Centrally cleared total return swap contracts (notional)	$40,600,000
OTC credit default contracts (notional)	$22,600,000
Centrally cleared credit default contracts (notional)	$3,348,000

92 Global Income Trust

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
			Payables, Net assets —
Credit contracts	Receivables	$606,890	Unrealized depreciation	$1,574,623*
Foreign exchange
contracts	Receivables	1,198,401	Payables	1,424,461
	Investments,
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	7,607,375*	Unrealized depreciation	7,068,964*
Total		$9,412,666		$10,068,048

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$126,490	$126,490
Foreign exchange contracts	(137,482)	—	(2,623,371)	—	$(2,760,853)
Interest rate contracts	(660,980)	(242,278)	—	4,674,937	$3,771,679
Total	$(798,462)	$(242,278)	$(2,623,371)	$4,801,427	$1,137,316

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$592,359	$592,359
Foreign exchange contracts	43,033	—	200,734	—	$243,767
Interest rate contracts	(1,021,639)	12,671	—	1,121,141	$112,173
Total	$(978,606)	$12,671	$200,734	$1,713,500	$948,299

Global Income Trust 93

Note 6: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Credit Suisse Securities (USA), LLC (clearing broker)	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities, LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Assets:
OTC Interest rate
swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$14,028	$—	$—	$—	$—	$—	$—	$—	$—	$—	$14,028
Centrally cleared
interest rate
swap contracts§	—	—	478,504	—	—	—	4,055	—	—	—	—	—	—	—	—	—	—	—	—	482,559
OTC Total return
swap contracts*#	1,169	4,268	—	—	—	10,144	—	11,492	—	1,808	—	—	—	—	—	—	—	—	—	28,881
Centrally cleared
total return
swap contracts§	—	—	12,652	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	12,652
OTC Credit
default
contracts -
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit
default
contracts -
protection
purchased*#	—	—	—	—	40,472	240,685	—	104,610	—	—	119,063	53,109	—	48,951	—	—	—	—	—	606,890
Centrally cleared
credit default
contracts§	—	—	722	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	722
Futures
contracts§	—	—	—	—	—	—	—	—	—	—	—	—	42,959	—	—	—	—	—	—	42,959
Forward
currency
contracts#	111,148	71,817	—	222,919	—	72,238	—	159,087	53,016	210,156	—	—	—	—	124,052	113,027	49,969	—	10,972	1,198,401
Forward
premium
swap option
contracts#	326,512	63,362	—	140,108	—	—	—	92,145	—	216,697	—	—	—	74,168	—	—	—	—	—	912,992
Purchased swap
options** #	467,134	—	—	239,222	—	134,220	—	335,866	—	1,130,267	—	—	—	445,986	—	—	—	18	—	2,752,713
Purchased
options** #	—	—	—	—	—	—	—	—	—	271,947	—	—	—	—	—	—	—	—	—	271,947
Total Assets	$905,963	$139,447	$491,878	$602,249	$40,472	$457,287	$4,055	$703,200	$53,016	$1,844,903	$119,063	$53,109	$42,959	$569,105	$124,052	$113,027	$49,969	$18	$10,972	$6,324,744

94 Global Income Trust	Global Income Trust 95

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Credit Suisse Securities (USA), LLC (clearing broker)	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities, LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Liabilities:
OTC Interest rate
swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$99,554	$—	$810	$—	$—	$—	$—	$—	$—	$—	$—	$—	$100,364
Centrally cleared
interest rate
swap contracts§	—	—	522,478	—	—	—	10,831	—	—	—	—	—	—	—	—	—	—	—	—	533,309
OTC Total return
swap contracts*#	—	23,114	—	336	—	6,344	—	2,429	—	2,317	10,076	—	—	—	—	—	—	—	—	44,616
Centrally cleared
total return
swap contracts§	—	—	11,384	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	11,384
OTC Credit
default
contracts -
protection sold*#	37,693	—	—	—	32,770	466,431	—	310,594	—	—	428,360	—	—	51,400	—	—	—	—	—	1,327,248
OTC Credit
default
contracts -
protection
purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared
credit default
contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures
contracts§	—	—	—	—	—	—	—	—	—	—	—	—	17,254	—	—	—	—	—	—	17,254
Forward
currency
contracts#	315,935	70,247	—	86,221	—	74,019	—	153,415	64,322	264,506	—	—	—	—	39,485	116,129	197,589	—	42,593	1,424,461
Forward
premium
swap option
contracts#	287,195	77,774	—	137,672	—	—	—	109,413	—	175,769	—	—	—	78,978	—	—	—	—	—	866,801
Written swap
options#	419,344	52,597	—	453,465	—	147,760	—	695,732	—	862,311	—	—	—	407,502	—	—	—	10,303	—	3,049,014
Written options#	—	—	—	—	—	—	—	—	—	377,771	—	—	—	—	—	—	—	—	—	377,771
Total Liabilities	$1,060,167	$223,732	$533,862	$677,694	$32,770	$694,554	$10,831	$1,371,137	$64,322	$1,683,484	$438,436	$—	$17,254	$537,880	$39,485	$116,129	$197,589	$10,303	$42,593	$7,752,222
Total Financial
and Derivative
Net Assets	$(154,204)	$(84,285)	$(41,984)	$(75,445)	$7,702	$(237,267)	$(6,776)	$(667,937)	$(11,306)	$161,419	$(319,373)	$53,109	$25,705	$31,225	$84,567	$(3,102)	$(147,620)	$(10,285)	$(31,621)	$(1,427,478)
Total collateral
received
(pledged)†##	$(110,956)	$(84,285)	$—	$(75,445)	$—	$(237,267)	$—	$(667,937)	$—	$(120,988)	$(319,373)	$—	$—	$—	$—	$—	$(130,987)	$—	$—
Net amount	$(43,248)	$—	$(41,984)	$—	$7,702	$—	$(6,776)	$—	$(11,306)	$282,407	$—	$53,109	$25,705	$31,225	$84,567	$(3,102)	$(16,633)	$(10,285)	$(31,621)

96 Global Income Trust	Global Income Trust 97

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Credit Suisse Securities (USA), LLC (clearing broker)	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities, LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Controlled
collateral
received
(including TBA
commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Uncontrolled
collateral
received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral
(pledged)
(including TBA
commitments)**	$(110,956)	$(111,776)	$—	$(164,636)	$—	$(320,466)	$—	$(718,054)	$—	$(120,988)	$(338,966)	$—	$(245,663)	$—	$—	$—	$(130,987)	$—	$—	$(2,262,492)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $264,953 and $5,126,660, respectively.

Note 7: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 10/31/17	cost	proceeds	income	of 4/30/18
Short-term investments
Putnam Short Term
Investment Fund**	$5,853,952	$61,534,656	$53,951,529	$86,091	$13,437,079
Total Short-term
investments	$5,853,952	$61,534,656	$53,951,529	$86,091	$13,437,079

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 8: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 9: New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

98 Global Income Trust	Global Income Trust 99

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

100 Global Income Trust

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Jameson A. Baxter, Chair	Vice President, Treasurer,
Management, LLC	Kenneth R. Leibler, Vice Chair	and Clerk
One Post Office Square	Liaquat Ahamed
Boston, MA 02109	Ravi Akhoury	Janet C. Smith
	Barbara M. Baumann	Vice President,
Investment Sub-Advisor	Katinka Domotorffy	Principal Financial Officer,
Putnam Investments Limited	Catharine Bond Hill	Principal Accounting Officer,
16 St James’s Street	Paul L. Joskow	and Assistant Treasurer
London, England SW1A 1ER	Robert E. Patterson
	George Putnam, III	Susan G. Malloy
Marketing Services	Robert L. Reynolds	Vice President and
Putnam Retail Management	Manoj P. Singh	Assistant Treasurer
One Post Office Square
Boston, MA 02109	Officers	Mark C. Trenchard
	Robert L. Reynolds	Vice President and
Custodian	President	BSA Compliance Officer
State Street Bank
	Jonathan S. Horwitz	Nancy E. Florek
and Trust Company	Executive Vice President,	Vice President, Director of
Legal Counsel	Principal Executive Officer,	Proxy Voting and Corporate
Ropes & Gray LLP	and Compliance Liaison	Governance, Assistant Clerk,
and Assistant Treasurer
Robert T. Burns
	Vice President and	Denere P. Poulack
	Chief Legal Officer	Assistant Vice President, Assistant
Clerk, and Assistant Treasurer
James F. Clark
Vice President and
Chief Compliance Officer

This report is for the information of shareholders of Putnam Global Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam INVESTMENTS

One Post Office Square
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1-800-225-1581
putnam.com

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SA031 311187 6/18

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: June 29, 2018